PAGE 1
                             SECURITIES AND EXCHANGE COMMISSION

                                   Washington, D.C.  20549

                                          Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.          (File No. 33-63951)

Post-Effective Amendment No.   2

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



Amendment No.    4    (File No. 811-7405)


STRATEGIST WORLD FUND, INC.
(formerly Express Direct World Fund, Inc.)
IDS Tower 10, Minneapolis, Minnesota 55440-0010

Eileen J. Newhouse - IDS Tower 10,
Minneapolis, Minnesota 55440-0010
(612) 671-2772

Approximate Date of Proposed Public Offering:

     immediately upon filing pursuant to paragraph (b)
  X  on Oct. 31, 1996 pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a)(i) on (date) pursuant to paragraph (a)(i)
     75 days after filing pursuant to paragraph (a)(ii) on Oct. 31, 1996 paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f of the Investment Company Act of 1940.

Strategist Emerging Markets Fund and Strategist World Technologies Fund, series of the Registrant, are a part of a master/feeder operating structure. This Post-Effective Amendment includes a signature page for World Trust, the master fund.

PAGE 2
Cross reference sheet for Strategist Emerging Markets Fund and Strategist World Technologies Fund showing the location in its prospectus and the Statement of Additional Information of the information called for by the items enumerated in Parts A and B of Form N-1A.

Negative answers omitted from prospectus are so indicated.

          PART A                                                     PART B
                  Section                                                     Section in
  Item No.        in Prospectus                               Item No.        Statement of Additional Information
     1            Cover page of prospectus                      10           Cover page of SAI
     2(a)         The Funds in brief; Fund expenses             11           Table of Contents
      (b)         The Funds in brief; Fund expenses             12           NA
      (c)         The Funds in brief; Fund expenses             13(a)        Additional Investment Policies; all
                                                                             appendices except Dollar-Cost Averaging
                                                                  (b)        Additional Investment Policies
      3(a)        NA                                              (c)        Additional Investment Policies
      (b)         NA                                              (d)        Security Transactions
      (c)         Performance
      (d)         NA                                            14(a)        Board Members and Officers
                                                                  (b)        Board Members and Officers
     4(a)         The Funds in brief; Investment policies         (c)        Board Members and Officers
                   and risks; How the Funds and Portfolios
                   are organized                                15(a)        NA
      (b)         Investment policies and risks                   (b)        NA
      (c)         Investment policies and risks                   (c)        Board Members and Officers

     5(a)         Board members and officers                    16(a)(i)     How the Funds and Portfolios are organized*;
                                                                               About the Advisor
      (b)(i)      Investment Manager and distributor; About       (a)(ii)    Agreements: Investment Management Services
                  the Advisor
      (b)(ii)     Investment manager; Administrator and                        Agreement, Plan and Supplemental
                    transfer agent                                             Agreement of Distribution/Distribution Agreement
      (b)(iii)    Investment manager                              (a)(iii)   NA
      (c)         Portfolio managers                              (b)        NA
      (d)         Administrator and transfer agent                (c)        NA
      (e)         Administrator and transfer agent                (d)        Agreements: Administrative Services Agreement
      (f)         Investment manager; Administrator and           (e)        NA
                   transfer agent; Distributor                    (f)        Agreements: Plan and Supplemental Agreement of
      (g)         About the Advisor                                         Distribution/Distribution Agreement
                                                                  (g)        NA
    5A(a)         NA                                              (h)        Custodian; Independent Auditors
      (b)         NA                                              (i)        Agreements:  Transfer Agency Agreement; Custodian

     6(a)         Shares; Voting rights                         17(a)        NA
      (b)         NA                                              (b)        Brokerage Commissions Paid to Brokers Affiliated
      (c)         NA                                                           with Advisor
      (d)         NA                                              (c)        Security Transactions
      (e)         Cover page; Special shareholder services        (d)        Security Transactions
      (f)         Dividends and capital gains distributions;      (e)        Security Transactions
                    Reinvestments
      (g)         Taxes                                         18(a)        Shares; Voting rights*
      (h)         Special considerations regarding master/        (b)        NA
                    feeder structure
     7(a)         Distributor                                   19(a)        Investing in the Fund
      (b)         Valuing Fund shares                             (b)        Valuing Fund shares*; Investing in the Funds;
      (c)         NA                                                         Redeeming Shares
      (d)         How to purchase shares                          (c)        Redeeming Shares
      (e)         NA
      (f)         Distributor                                   20           Taxes
     8(a)         How to redeem shares; Special considerations  21(a)        Agreements:  Plan and Supplemental Agreement of
                  regarding master/feeder structure                          Distribution/Distribution Agreement, Placement
      (b)         NA                                                         Agency Agreement
      (c)         How to purchase, exchange or redeem shares:
                   Other important information                    (b)        Agreements:  Plan and Supplemental Agreement of
      (d)         How to purchase, exchange or redeem shares:                Distribution/Distribution Agreement, Placement
                   How to redeem shares                                      Agency Agreement

     9            None                                          22(a)        NA
                                                                  (b)        Performance Information (for all funds except
                                                                             money market funds)

                                                                23           NA
*Designates page number in prospectus.
/TABLE

PAGE 3
Strategist Emerging Markets Fund

Prospectus
Oct. 31, 1996

This prospectus describes a diversified, no-load mutual fund, Strategist Emerging Markets Fund, a series of Strategist World
Fund, Inc., whose goal is long-term growth of capital.

The Fund has chosen to participate in a master/feeder structure. Unlike most mutual funds that invest directly in securities, the Fund seeks to achieve its objective by investing all of its assets in a corresponding Portfolio of World Trust, which is a separate investment company. This arrangement is commonly known as a master/feeder structure. The Portfolio in which the Fund invests has the same investment objective, policies and restrictions as the Fund.

This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.

Additional facts about the Fund are in a Statement of Additional
Information (SAI), filed with the Securities and Exchange
Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site
(http://www.sec.gov). The SAI, dated Oct. 31, 1996, is incorporated here by reference. For a free copy, contact American Express Financial Direct.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

American Express Financial Direct
P.O. Box 59196
Minneapolis, MN  55459-0196
1-800-AXP-SERV
TTY:  1-800-710-5260

PAGE 4
Table of contents

The Fund in brief
Goal and types of Fund investments and their risks
Manager and distributor
Portfolio manager

Fund expenses

Performance
Total returns

Investment policies and risks
Facts about investments and their risks
Special considerations regarding master/feeder structure
Valuing Fund shares

How to purchase, exchange or redeem shares
How to purchase shares
How to exchange shares
How to redeem shares
Systematic purchase plans
Other important information

Special shareholder services
Services
Quick telephone reference

Distributions and taxes
Dividend and capital gain distributions
Reinvestments
Taxes
How to determine the correct TIN

How the Fund and Portfolio are organized
Shares
Voting rights
Shareholder meetings
Board members and officers
Investment manager
Administrator and transfer agent
Distributor

About the Advisor

Appendix
Descriptions of derivative instruments

PAGE 5
The Fund in brief

Strategist Emerging Markets Fund (the Fund) is a diversified mutual fund that seeks to achieve its goal by investing all of its assets in Emerging Markets Portfolio (the Portfolio) of World Trust (the Trust) rather than by directly investing in and managing its own portfolio of securities. The Fund is a series of Strategist World Fund, Inc. (the Company).

Goal and types of Fund investments and their risks

The Fund seeks to provide shareholders with long-term growth of capital. It does so by investing all of its assets in the Portfolio, which has the same investment objective as the Fund.
The Portfolio is a diversified mutual fund that invests primarily in the equity securities of issuers in countries with developing or emerging markets.

Because investments involve risk, the goal cannot be guaranteed. Risks arising from investments in foreign securities include fluctuations in currency exchange rates, adverse political and economic developments and lack of comparable regulatory requirements applicable to U.S. companies. Investors should not invest in the Fund if they are unable to bear the risk of high volatility or a potentially significant decline in the value of their investment. You should invest in the Fund only if you are willing to assume these risks.

The foregoing investment goal is a fundamental policy of the Fund and Portfolio, which may not be changed unless authorized by a majority of the outstanding voting securities of the Fund or of the Portfolio, as the case may be. However, the Fund may withdraw its assets from the corresponding Portfolio at any time if the board of directors of the Company determines that it is in the best interests of the Fund to do so. In that event, the Company would consider what action should be taken, including whether to retain an investment advisor to manage the Fund's assets directly or to reinvest all of the Fund's assets in another pooled investment entity.

Manager and distributor

The Portfolio is managed by American Express Financial Corporation (the Advisor), a provider of financial services since 1894. The Advisor currently manages more than $52 billion in assets. Shares of the Fund are sold through American Express Service Corporation (the Distributor), an affiliated company of the Advisor.

Portfolio manager

Ian King joined the Advisor in 1995. He has managed the assets of the Portfolio since 1996. Prior to joining the Advisor he was portfolio manager of INVESCO from 1989 to 1992 and Director of Lehman Brothers Global Asset Management Ltd. from 1992 to 1995.

PAGE 6
Fund expenses

The purpose of the following table and example is to summarize the aggregate expenses of the Fund and its corresponding Portfolio and to assist investors in understanding the various costs and expenses that investors in the Fund may bear directly or indirectly. The Company's board believes that, over time, the aggregate per share expenses of the Fund and its corresponding Portfolio should be approximately equal to (and may be less than) the per share expenses the Fund would have if the Company retained its own investment advisor and the assets of the Fund were invested directly in the type of securities held by the corresponding Portfolio. The percentages indicated as "Management fee" and "Other expenses" are based on both the Fund's and Portfolio's projected fees and expenses for the fiscal year ending Oct. 31, 1997. For additional information concerning Fund and Portfolio expenses, see "How the Fund and Portfolio are Organized."

Shareholder transaction expenses
Maximum sales charge on purchases*
(as a percentage of offering price)     0%

Annual Fund and allocated Portfolio operating expenses after expense reimbursements+
(% of average daily net assets):

Management fee**                1.10%
12b-1 fee                        .25
Other expenses***                .85
Total (after reimbursement)     2.20%

*There is no sales load; however, the Fund imposes a 0.50% redemption fee for shares redeemed or exchanged within 180 days of their purchase date. This fee reimburses the Fund for brokerage fees and other costs incurred. This fee also helps assure that long-term shareholders are not unfairly bearing the costs associated with frequent traders.

**The management fee is paid by the Trust on behalf of the Portfolio.

***Other expenses include an administrative services fee, a transfer agency fee and other non-advisory expenses.

+Expenses are those expected to be incurred during the Fund's fiscal period ending Oct. 31, 1997.

The Advisor and the Distributor have agreed to waive certain fees and to absorb certain other fund expenses until October 31, 1997. Under this agreement, the Fund's Total Expenses will not exceed 2.20% of average daily net assets. Without this agreement, the estimated Other Expenses would be 1.81% and the estimated Total Expenses would be 3.16%.

PAGE 7
Example: Suppose for each year for the next three years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

1 year    $22
3 years   $69

The table and example do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because the Fund pays annual distribution (12b-1) fees, long-term shareholders may indirectly pay an equivalent of more than 7.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

Performance

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

Investment policies and risks

The policies described below apply both to the Fund and its corresponding Portfolio.

The Portfolio is a diversified mutual fund that invests primarily in equity securities of issuers in countries with developing or emerging markets. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in emerging market equity securities of at least 3 different countries. The Portfolio may also invest in debt securities, derivative instruments and money market instruments.

Emerging markets: The Portfolio considers emerging markets to be those countries characterized as developing or emerging by either the World Bank or the United Nations. Some examples of emerging markets countries are Brazil, India, Malaysia and Thailand. As used in this prospectus, emerging market equity securities includes securities traded in countries with developing or emerging markets as well as securities traded in any market, if the issuer derives
50% or more of its total revenue from goods or services produced in emerging market countries or from sales made in emerging market countries. Equity investments in developing markets are high risk PAGE 8 investments, subject to significant price fluctuation due to the potential lack of liquidity experienced by these market places, the possibility that emerging markets will be less efficient in pricing equity securities and the potential inability of emerging markets to deal with significant price declines in an orderly manner.
Emerging markets generally grow more rapidly than developed markets. Emerging market companies tend to be smaller companies producing goods or providing services in less developed global economies. Emerging market companies can be of any size and can be in any industry. Normally, emerging market companies retain a large part of their earnings for research, development and reinvestment in capital assets. Therefore, they tend not to emphasize the payment of dividends.

Common stocks: Stock prices are subject to market fluctuations. Stocks of foreign companies may be subject to abrupt or erratic price movements. While many of the Portfolio's investments are in established companies having adequate financial reserves, some investments involve substantial risk and may be considered speculative.

Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders on a dividend at a pre-established rate.

Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes the exchange likely, convertible securities trade more like common stock.

Debt securities: The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds also fluctuates if the credit rating is upgraded or downgraded. The price of bonds below investment grade may react more to the ability of the issuing company to pay interest and principal when due then to changes in interest rates. These bonds have greater price fluctuations, are more likely to experience a default and sometimes are referred to as junk bonds. Reduced market liquidity for these bonds may occasionally make it more difficult to value them. In valuing bonds, the Portfolio relies both on independent rating agencies and the investment manager's credit analysis. The Portfolio may invest up to 20% of its net assets in bonds. The Portfolio may invest up to 10% of its net assets in bonds below investment grade, including Brady bonds. Below investment grade bonds include BBB/Baa to D as rated by Standard & Poor's Corporation (S&P) or the Moody's Investors Services, Inc. (Moody's) or unrated bonds of equivalent quality as determined by the portfolio manager. Securities that are subsequently downgraded in quality may continue to be held by the Portfolio and will be sold only when the Portfolio's investment manager believes it is advantageous to do so.

PAGE 9
Debt securities sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. To comply with tax laws, the Portfolio has to recognize a computed amount of interest income and pay dividends to shareholders even though no cash has been received. In some instances, the Portfolio may have to sell securities to have sufficient cash to pay the dividends.

Foreign investments: Securities of foreign companies and governments may be traded in the United States, but often they are traded only on foreign markets. Frequently, there is less information about foreign companies and less government supervision of foreign markets. Foreign investments are subject to currency fluctuations and political and economic risks of the countries in which the investments are made, including the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. If an investment is made in a foreign market, the local currency may be purchased using a forward contract in which the price of the foreign currency in U.S. dollars is established on the date the trade is made, but delivery of the currency is not made until the securities are received. As long as the Portfolio holds foreign currencies or securities valued in foreign currencies, the value of those assets will be affected by changes in the value of the currencies relative to the U.S. dollar. Currencies of emerging countries may be subject to greater volatility than currencies of developed countries. Because of the limited trading volume in some foreign markets, efforts to buy or sell a security may change the price of the security, and it may be difficult to complete the transaction. These risks are increased in countries with emerging markets because they often have relatively unstable governments and less established economies. The limited liquidity and price fluctuations in emerging markets could make investments in developing countries more volatile.

Derivative instruments: The portfolio manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns.
Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments PAGE 10 allow the portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties, and inability to close such instruments. The Portfolio will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Portfolio will designate cash or appropriate liquid assets to cover its portfolio obligations. No more than 5% of the Portfolio's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. This does not, however, limit the portion of the Portfolio's assets at risk to 5%.

The Portfolio is not limited as to the percentage of its assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see the Appendix to this prospectus and the SAI.

Securities and other instruments that are illiquid: A security or other instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and other instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. The portfolio manager will follow guidelines established by the board and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of the Portfolio's net assets will be held in securities and other instruments that are illiquid.

Money market instruments: Short-term debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally less than 25% of the Portfolio's total assets are in these money market instruments. However, for temporary defensive purposes, these investments could exceed that amount for a limited period of time.

Lending portfolio securities: The Portfolio may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of the Portfolio's net assets.

PAGE 11
Portfolio turnover: The Portfolio does not expect its portfolio turnover rate to exceed 150% during its initial fiscal period.
High portfolio turnover can lead to increased brokerage commissions and taxes.

Special considerations regarding master/feeder structure

The Fund pursues its goal by investing its assets in a master fund called the Portfolio. This means that the Fund does not invest directly in securities; rather the Portfolio invests in and manages its portfolio of securities. The Portfolio is a separate investment company, but it has the same goals and investment policies as the Fund. The goals and investment policies of the Portfolio are described under the captions "Investment policies and risks" and "Facts about investments and their risks." Additional information on investment policies may be found in the SAI.

Board considerations: The board considered the advantages and disadvantages of investing the Fund's assets in the Portfolio. The board believes that the master/feeder structure will be in the best interest of the Fund and its shareholders since it offers the opportunity for economies of scale. The Fund may redeem all of its assets from the Portfolio at any time. Should the board determine that it is in the best interest of the Fund and its shareholders to terminate its investment in the Portfolio, it would consider hiring an investment advisor to manage the Fund's assets, or other appropriate options. The Fund would terminate its investment if the Portfolio changed its goals, investment policies or restrictions without the same change being approved by the Fund.

Other feeders: The Portfolio sells securities to other affiliated mutual funds and may sell securities to non-affiliated investment companies and institutional accounts (known as feeders). These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund. Information about other feeders may be obtained by calling a service representative at 1-800-437-3133.

Each feeder that invests in the Portfolio is different and activities of its investors may adversely affect all other feeders, including the Fund. For example, if one feeder decides to terminate its investment in the Portfolio, the Portfolio may elect to redeem in cash or in kind. If cash is used, the Portfolio will incur brokerage, taxes and other costs in selling securities to raise the cash. This may result in less investment diversification if entire investment positions are sold, and it also may result in less liquidity among the remaining assets. If in-kind distribution is made, a smaller pool of assets remains that may affect brokerage rates and investment options. In both cases, expenses may rise since there are fewer assets to cover the costs of managing those assets.

PAGE 12
Shareholder meetings: Whenever the Portfolio proposes to change a fundamental investment policy or to take any other action requiring approval of its security holders, the Fund will hold a shareholder meeting. The Fund will vote for or against the Portfolio's proposals in proportion to the vote it receives for or against the same proposals from its shareholders.

Valuing Fund shares

The net asset value (NAV) is the value of a single Fund share. It is the total value of the Fund's investments in the corresponding Portfolio and other assets, less any liabilities, divided by the number of shares outstanding. The NAV is the price at which you purchase Fund shares and the price you receive when you sell your shares. It usually changes from day to day, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open). NAV generally declines as interest rates increase and rises as interest rates decline.

To establish the net assets, all securities held by the Portfolio are valued as of the close of each business day. In valuing assets:

o Securities (except bonds) and assets with available market values are valued on that basis.

o Securities maturing in 60 days or less are valued at amortized cost.

o Bonds and assets without readily available market values are valued according to methods selected in good faith by the board.

o Assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at a rate of exchange set as near to the close of the day as practicable.

How to purchase, exchange or redeem shares

How to purchase shares

You may purchase shares of the Fund through an Investment
Management Account (IMA) maintained with American Express Service
Corporation (the Distributor). There is no fee to open an IMA account. Payment for shares must be made directly to the Distributor.

If you already have an IMA account, you may buy shares in the Fund as described below and need not open a new account.

PAGE 13
If you do not have an IMA account, complete an IMA Account Application (available by calling 1-800-AXP-SERV) and mail the application to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Corporations and other organizations should contact the Distributor to determine which additional forms may be necessary to open an IMA account.

You may deposit money into your IMA account by check, wire or many other forms of electronic funds transfer (securities may also be deposited). All deposit checks should be made payable to the Distributor. If you would like to wire funds into your existing IMA account, please contact the Distributor at 1-800-AXP-SERV for instructions.

Minimum Fund investment requirements. Your initial investment in the Fund may be as low as $2,000 ($1,000 for custodial accounts, Individual Retirement Accounts and certain other retirement plans). The minimum subsequent investment is $100. These requirements may be reduced or waived as described in the SAI.

When and at what price shares will be purchased. You must have money available in your IMA account in order to purchase Fund shares. If your request and payment (including money transmitted by wire) are received and accepted by the Distributor before 2 p.m. Central time, your money will be invested at the net asset value determined as of the close of business (normally 3 p.m. Central time) that day. If your request and payment are received after that time, your request will not be accepted or your payment invested until the next business day. (See "Valuing Fund shares.")

Methods of purchasing shares. There are three convenient ways to purchase shares of the Fund. You may choose the one that works best for you. The Distributor will send you confirmation of your purchase request.

By phone:

     You may use money in your IMA account to make initial and subsequent purchases. To place your order, call 1-800-AXP-
     SERV.

By mail:

     Written purchase requests (along with any checks) should be mailed to American Express Financial Direct, P.O. Box 59196,
     Minneapolis, MN 55459-0196, and should contain the following information:

     o    your IMA account number (or an IMA Account Application)
     o the name of the Fund and the dollar amount of shares you would like purchased

PAGE 14
     Your check should be made out to the Distributor. It will be deposited into your IMA account and used, as necessary, to cover your purchase request.

By systematic purchase:

     Once you have opened an IMA account, you may authorize the Distributor to automatically purchase shares on your behalf at intervals and in amounts selected by you. (See
     "Systematic purchase plans.")

Other purchase information. The Fund reserves the right, in its sole discretion and without prior notice to shareholders, to withdraw or suspend all or any part of the offering made by this prospectus, to reject purchase requests or to change the minimum investment requirements. All requests to purchase shares of the Fund are subject to acceptance by the Fund and the Distributor and are not binding until confirmed or accepted in writing. The Distributor will charge a $15 service fee against an investor's IMA account if his or her investment check is returned because of insufficient or uncollected funds or a stop payment order.

How to exchange shares

The exchange privilege allows you to exchange your investment in the Fund at no charge for shares of other funds in the Strategist Fund Group available in your state. For complete information, including fees and expenses, read the prospectus carefully before exchanging into a new fund. Any exchange will involve the redemption of Fund shares and the purchase of shares in another fund on the basis of the net asset value per share of each fund.
An exchange may result in a gain or loss and is a taxable event for federal income tax purposes. When exchanging into another fund you must meet that fund's minimum investment requirements. The Fund reserves the right to modify, terminate or limit the exchange privilege. The current limit is four exchanges per calendar year. The Distributor and the Fund reserve the right to reject any exchange, limit the amount or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders.

How to redeem shares

The price at which shares will be redeemed. Shares will be redeemed at the net asset value per share next determined after receipt by the Distributor of proper redemption instructions, as described below.

PAGE 15
The Fund imposes a 0.50% redemption fee for shares redeemed or exchanged within 180 days of their purchase date. This fee reimburses the Fund for brokerage fees and other costs incurred.
This fee helps assure that long term shareholders are not unfairly bearing the costs associated with frequent traders.

Payment of redemption proceeds. Normally, payment for redeemed shares will be credited directly to your IMA account on the next business day. However, the Fund may delay payment, but not later than seven days after the Distributor receives your redemption instructions in proper form. Redemption proceeds will be held there or mailed to you depending on the account standing instructions you selected. If you recently purchased shares by check, your redemption proceeds may be held in your IMA account until your check clears (which may take up to 10 days from the purchase date) before a check is mailed to you.

A redemption is a taxable transaction. If your proceeds from your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability.
Redeeming shares held in an IRA or qualified retirement account may subject you to certain federal taxes, penalties and reporting requirements. Consult your tax advisor.

Methods of exchanging or redeeming shares

By phone:

You may exchange between any of the Strategist Funds or redeem your shares by calling 1-800-AXP-SERV. Telephone exchanges or redemptions may be difficult to implement during periods of drastic economic or market changes. If you experience difficulties in exchanging or redeeming shares by telephone, you can mail your exchange or redemption requests as described below.
To properly process your telephone exchange or redemption request we will need the following information:

o your IMA account number and your name (for exchanges, both funds must be registered in the same ownership)
o the name of the fund from which you wish to exchange or redeem shares
o the dollar amount or number of shares you want to exchange or redeem
o the name of the fund into which shares are to be exchanged, if applicable

Telephone exchange or redemption requests received before 2 p.m. (Central time) on any business day, once the caller's identity and account ownership have been verified by the Distributor, will be processed at the net asset value determined as of the close of business (normally 3 p.m. Central time) that day.

PAGE 16
By mail:

You may also request an exchange or redemption by writing to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Once an exchange or redemption request is mailed it is irrevocable and cannot be modified or canceled.

To properly process your mailed exchange or redemption request, we will need a letter from you that contains the following information:

o    your IMA account number
o the name of the fund from which you wish to exchange or redeem shares
o the dollar amount or number of shares you want to exchange or redeem
o the name of the fund into which shares are to be exchanged, if applicable, and
o a signature of at least one of the IMA account holders in the exact form specified on the account

Telephone transactions. You may make purchase, redemption and exchange requests by mail or by calling 1-800-AXP-SERV where trained representatives are available to answer questions about the Fund and your account. The privilege to initiate transactions by telephone is automatically available through your IMA account. The Fund will honor any telephone transaction believed to be authentic and will use reasonable procedures to confirm that instructions communicated by telephone are genuine. This includes asking identifying questions and tape recording calls. If these procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Telephone privileges may be modified or discontinued at any time.

Systematic purchase plans

The Distributor offers a systematic purchase plan that allows you to make periodic investments in Strategist Funds automatically and conveniently. A systematic purchase plan can be used as a dollar cost averaging program and saves you time and expense associated with writing checks or wiring funds.

Investment minimums: You can make automatic investments in any amount, from $100 to $50,000.

Investment methods: Automatic investments are made from your IMA account and you may select from several different investment methods to make automatic investment(s):

a) Using uninvested cash in your IMA account: If you elect to use this option to make your automatic investments, uninvested cash in your IMA account will be used to make the investment and, if necessary, shares of your Money Market Fund will be redeemed to cover the balance of the purchase.

PAGE 17
b) Using bank authorization on direct deposit: Bank authorizations (transfers from a bank checking or savings account) and direct deposit (automatic deposit of all or a portion of a payroll or government check) are two of the investment method options that are available through SPP. Money is transferred into your IMA account and automatic investments can be made using these amounts.

If you elect to use bank authorizations and/or direct deposit for your automatic investments, you will select two dates: a transfer date (when the money is transferred into your IMA account) and your investment date. The automatic investment date selected may be the same day of your bank authorization or direct deposit. Your investment date should be on or close to the transfer/deposit date in order to minimize uninvested cash in your IMA account.

If you make changes to your bank authorization or direct deposit date, it may also be necessary to change your automatic investment date to coincide with the new transfer/deposit date.

Investment frequency: You can select the frequency of your automatic investments (twice monthly, monthly or quarterly) and choose either the 5th or the 20th of the month for your automatic investment dates. Quarterly investments are made on the date selected in the first month of each quarter (January, April, July and October).

Changing instructions to an already established plan: If you want to change the fund(s) selected for your systematic purchase plan you may do so by calling 1-800-AXP-SERV, or by sending written instructions clearly outlining the changes to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Written notification must include the following:

     o The funds with systematic purchase plan that you want to cancel

     o The newly selected fund(s) in which you want to begin making automatic investments and the amount to be invested in each fund

     o The investment frequency and investment dates for your new automatic investments

Information on changing bank authorization and direct deposit instructions is included in the Systematic Purchase Plan Terms and Conditions brochure which you will receive after enrolling in the systematic purchase plan.

PAGE 18
Terminating your systematic purchase plan. If you wish to terminate your systematic purchase plan, you may call 1-800-AXP-
SERV, or send written instructions to American Express Financial
Direct, P.O. Box 59196, Minneapolis, MN 55459-0196.

Terminating bank authorizations and direct deposit. If you wish to terminate your bank authorizations, you may do so at any time by notifying American Express Financial Direct in writing. You must notify your employer or government agency to cancel direct deposit. Your bank authorization and/or direct deposit will not automatically terminate when you cancel your SPP.

IMPORTANT: If you are canceling your bank authorizations and/or direct deposit and you wish to cancel your systematic purchase plan, you must also provide instructions stating that the Distributor should cancel your systematic purchase plan. You may notify the Distributor by sending written instructions to the address above or telephoning 1-800-AXP-SERV. Your systematic investments will continue using IMA account assets if the Distributor does not receive notification to terminate your systematic investments as well.

To avoid procedural difficulties, the Distributor should receive instructions to change or terminate your systematic purchase plan or bank authorizations at least 10 days prior to your scheduled investment date.

Additional information. This information is only a summary of the Systematic Purchase Plan Terms and Conditions brochure that you will receive if you choose to enroll in systematic purchase plan.
Please read it carefully and keep it for future reference.

Other important information

Minimum balance and account requirements. The Fund reserves the right to redeem your shares if, as a result of redemptions, the aggregate value of your holdings in the Fund drops below $1,000 ($500 in the case of custodial accounts, IRAs and other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level. If you close your IMA account, the Fund will automatically redeem your shares.

Wire transfers to your bank. Funds can be wired from your IMA account to your bank account. Call the Distributor for additional information on wire transfers. A $15 service fee will be charged against your IMA account for each wire sent.

PAGE 19
No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering being made by this prospectus and, if given or made, such information or representation must not be relied upon as having been authorized by the Fund or its Distributor. This prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not be lawfully made.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, you will receive these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information - which simplifies tax calculations.

Quick telephone reference

American Express Financial Direct Team
Fund performance, objectives and account inquiries, redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
1-800-AXP-SERV

TTY Service
For the hearing impaired
1-800-710-5260

Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any net gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions

The Portfolio allocates investment income from dividends and interest and net realized capital gains or losses, if any, to the Fund. The Fund deducts direct and allocated expenses from the investment income. The Fund's net investment income is distributed to you by the end of the calendar year as dividends. Short-term capital gains are included in net investment income. Long-term PAGE 20 capital gains are realized whenever a security held for more than one year is sold at a higher price. The Fund will offset any net realized capital gains by any available capital loss carryovers.
Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. Before they're distributed, both net investment income and net long-term capital gains are included in the value of each share. After they're distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares of the Fund, unless you request the Fund in writing or by phone to pay distributions to you in cash.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive only those declared after your request has been processed.

Taxes

The Fund has applied for a Private Letter Ruling from the Internal Revenue Service requesting that, for purposes of the Internal Revenue Code, the Fund will be regarded as directly holding its allocable share of the income and gain realized by the Portfolio.

Distributions are subject to federal income tax and also may be subject to state and local taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You may be entitled to claim foreign tax credits or deductions subject to provisions and limitations of the Internal Revenue Code. The Fund will notify you if such credit or deduction is available.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

PAGE 21
Buying a dividend creates a tax liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o    criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN

                                    Use the Social Security or
For this type of account:           Employer Identification
                                    number of:

Individual or joint account         The individual or individuals
                                    listed on the account

Custodian account of a minor        The minor
(Uniform Gifts/Transfers to
Minors Act)

A living trust                      The grantor-trustee (the person
                                    who puts the money into the
                                    trust)

PAGE 22
An irrevocable trust, pension       The legal entity (not the
trust or estate                     personal representative or
                                    trustee, unless no legal entity
                                    is designated in the account
                                    title)

Sole proprietorship                 The owner

Partnership                         The partnership

Corporate                           The corporation

Association, club or                The organization
tax-exempt organization

For details on TIN requirements, call 1-800-AXP-SERV for federal
Form W-9, "Request for Taxpayer Identification Number and
Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to the Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Fund and Portfolio are organized

The Fund is a series of Strategist World Fund, Inc., an open-end management investment company, as defined in the Investment Company Act of 1940. The Company was incorporated on Sept. 1, 1995 in
Minnesota.  The Company's headquarters are at IDS Tower 10,
Minneapolis, MN 55440-0010.

Shares

The Company is currently composed of four funds, each issuing its own series of capital stock: Strategist Emerging Markets Fund, Strategist Select Technologies Fund, Strategist World Growth Fund and Strategist World Income Fund. Each Fund is owned by its shareholders. All shares issued by the Fund are of the same class -- capital stock. Par value is 1 cent per share. Both full and fractional shares can be issued.

The shares of each Fund making up the Company represent an interest in that Fund's assets only (and profits or losses), and, in the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund.

PAGE 23
Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Fund have cumulative voting rights.

Shareholder meetings

The Company does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the Company's outstanding shares, to elect or remove board members.

Board members and officers

Shareholders of the Company elect a board that oversees the operations of the Fund and chooses the Company's officers. The Company's officers are responsible for day-to-day business decisions based on policies set by the board. Information about the board members and officers of both the Company and the Trust is found in the SAI under the caption "Board Members and Officers."

Investment manager

The Trust, on behalf of the Portfolio, pays the Advisor for managing the assets of the Portfolio. Under its Investment Management Services Agreement, the Advisor determines which securities will be purchased, held or sold by the Portfolio (subject to the direction and control of the board of trustees). The Advisor is paid a fee for these services based on the average daily net assets of the Portfolio, as follows:

   Assets        Annual rate at
 (billions)     each asset level
First  $0.25         1.100%
Next    0.25         1.080
Next    0.25         1.060
Next    0.25         1.040
Next    1.00         1.020
Over    2.00         1.000

Under the agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.

Administrator and transfer agent

Under an Administrative Services Agreement, the Fund pays the
Advisor for administration and accounting services at an annual rate of 0.100% decreasing in gradual percentages to 0.050% as assets increase.

PAGE 24
In addition, under a separate Transfer Agency Agreement, the Advisor maintains shareholder accounts and records for the Fund.
The Fund pays an annual fee of $20 per shareholder account for this service.

Distributor

The Fund sells shares through the Distributor under a Distribution Agreement. The Distributor is located at P.O. Box 59196, Minneapolis, MN 55459-0196 and is a wholly owned subsidiary of Travel Related Services, Inc., a wholly owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. Financial consultants representing the Distributor provide information to investors about individual investment programs, the Fund and its operations, new account applications, exchange and redemption requests. The Fund reserves the right to sell shares through other financial intermediaries or broker/dealers. In that event, the account terms would also be governed by rules that the intermediary may establish.

To help defray costs, including costs for marketing, sales administration, training, overhead, advertising and related functions, the Fund pays the Distributor a distribution fee, also known as a 12b-1 fee. This fee is paid under a Plan and Agreement of Distribution that follows the terms of Rule 12b-1 of the Investment Company Act of 1940. Under this Agreement, the Fund pays a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution-related services. This fee will not cover all of the costs incurred by the Distributor.

Total fees and expenses (excluding taxes and brokerage commissions) cannot exceed the most restrictive applicable state expense limitation.

The expense ratio of the Fund and Portfolio may be higher than that of a fund investing exclusively in domestic securities because the expenses of the Fund and Portfolio, such as the investment management fee and the custodial costs are higher. The expense ratio generally is not higher, however, than that of funds with similar investment goals and policies.

About the Advisor

The Advisor is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company. The
Portfolio may pay brokerage commissions to broker-dealer affiliates of the Advisor.

PAGE 25
Appendix

Descriptions of derivative instruments

What follows are brief descriptions of derivative instruments the Portfolio may use. At various times the Portfolio may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with the Portfolio's investment goal and policies. For more information on these instruments, see the SAI.

Options and futures contracts. An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy or sell an instrument for a set price on a future date. The Portfolio may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge the Portfolio's investments against price fluctuations or to increase market exposure.

Indexed securities. The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Structured products. Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

PAGE 26
Strategist World Technologies Fund

Prospectus
Oct. 31, 1996

This prospectus describes a diversified, no-load mutual fund, Strategist World Technologies Fund, a series of Strategist World
Fund, Inc., whose goal is long-term growth of capital.

The Fund has chosen to participate in a master/feeder structure. Unlike most mutual funds that invest directly in securities, the Fund seeks to achieve its objective by investing all of its assets in a corresponding Portfolio of World Trust, which is a separate investment company. This arrangement is commonly known as a master/feeder structure. The Portfolio in which the Fund invests has the same investment objective, policies and restrictions as the Fund.

This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.

Additional facts about the Fund are in a Statement of Additional
Information (SAI), filed with the Securities and Exchange
Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site
(http://www.sec.gov). The SAI, dated Oct. 31, 1996, is incorporated here by reference. For a free copy, contact American Express Financial Direct.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

American Express Financial Direct
P.O. Box 59196
Minneapolis, MN  55459-0196
1-800-AXP-SERV
TTY:  1-800-710-5260

PAGE 27
Table of contents

The Fund in brief
Goal and types of Fund investments and their risks
Manager and distributor
Portfolio manager

Fund expenses

Performance
Total returns

Investment policies and risks
Facts about investments and their risks
Special considerations regarding master/feeder structure
Valuing Fund shares

How to purchase, exchange or redeem shares
How to purchase shares
How to exchange shares
How to redeem shares
Systematic purchase plans
Other important information

Special shareholder services
Services
Quick telephone reference

Distributions and taxes
Dividend and capital gain distributions
Reinvestments
Taxes
How to determine the correct TIN

How the Fund and Portfolio are organized
Shares
Voting rights
Shareholder meetings
Board members and officers
Investment manager
Administrator and transfer agent
Distributor

About the Advisor

Appendix
Descriptions of derivative instruments

PAGE 28
The Fund in brief

Strategist World Technologies Fund (the Fund) is a diversified mutual fund that seeks to achieve its goal by investing all of its assets in World Technologies Portfolio (the Portfolio) of World Trust (the Trust) rather than by directly investing in and managing its own portfolio of securities. The Fund is a series of Strategist World Fund, Inc. (the Company).

Goal and types of Fund investments and their risks

The Fund seeks to provide shareholders with long-term growth of capital. It does so by investing all of its assets in the Portfolio, which has the same investment objective as the Fund.
The Portfolio is a diversified mutual fund that invests primarily into common stocks and securities convertible into common stocks of companies within the information technology sector.

Because the Portfolio's investments are concentrated in the information technology, the value of its shares will be especially affected by factors peculiar to those industries and may fluctuate more widely than the value of shares of a portfolio which invests in a broader range of industries.

Because investments involve risk, the goal cannot be guaranteed. Risks arising from investments in foreign securities include fluctuations in currency exchange rates, adverse political and economic developments and lack of comparable regulatory requirements applicable to U.S. companies. You should invest in the Fund only if you are willing to assume these risks.

The foregoing investment goal is a fundamental policy of the Fund and Portfolio, which may not be changed unless authorized by a majority of the outstanding voting securities of the Fund or of the Portfolio, as the case may be. However, the Fund may withdraw its assets from the corresponding Portfolio at any time if the board of directors of the Company determines that it is in the best interests of the Fund to do so. In that event, the Company would consider what action should be taken, including whether to retain an investment advisor to manage the Fund's assets directly or to reinvest all of the Fund's assets in another pooled investment entity.

Manager and distributor

The Portfolio is managed by American Express Financial Corporation (the Advisor), a provider of financial services since 1894. The Advisor currently manages more than $52 billion in assets. Shares of the Fund are sold through American Express Service Corporation (the Distributor), an affiliated company of the Advisor.

Portfolio manager

Louis Giglio joined AEFC in January of 1994. Prior to that he had eight years of experience as a financial analyst with Bear, Stearns & Co. Inc. covering the microcomputer software and computer services industries.

PAGE 29
Fund expenses

The purpose of the following table and example is to summarize the aggregate expenses of the Fund and its corresponding Portfolio and to assist investors in understanding the various costs and expenses that investors in the Fund may bear directly or indirectly. The Company's board believes that, over time, the aggregate per share expenses of the Fund and its corresponding Portfolio should be approximately equal to (and may be less than) the per share expenses the Fund would have if the Company retained its own investment advisor and the assets of the Fund were invested directly in the type of securities held by the corresponding Portfolio. The percentages indicated as "Management fee" and "Other expenses" are based on both the Fund's and Portfolio's projected fees and expenses for the fiscal year ending Oct. 31, 1997. For additional information concerning Fund and Portfolio expenses, see "How the Fund and Portfolio are Organized."

Shareholder transaction expenses
Maximum sales charge on purchases*
(as a percentage of offering price)     0%

Annual Fund and allocated Portfolio operating expenses after expense reimbursements+
(% of average daily net assets):

Management fee**                .72%
12b-1 fee                       .25%
Other expenses***               .53
Total (after reimbursement)    1.50%

*There is no sales load; however, the Fund imposes a 0.50% redemption fee for shares redeemed or exchanged within 180 days of their purchase date. This fee reimburses the Fund for brokerage fees and other costs incurred. This fee also helps assure that long-term shareholders are not unfairly bearing the costs associated with frequent traders.

**The management fee is paid by the Trust on behalf of the Portfolio.

***Other expenses include an administrative services fee, a transfer agency fee and other non-advisory expenses.

+Expenses are those expected to be incurred during the Fund's fiscal period ending Oct. 31, 1997.

The Advisor and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses until Oct. 31, 1997. Under this agreement, the Fund's total expenses will not exceed 1.50% of average daily net assets. Without this agreement, the estimated Other expenses would be 3.52% and the estimated Total Expenses would be 4.49%.

PAGE 30
Example: Suppose for each year for the next three years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

1 year    $15
3 years   $47

The table and example do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because the Fund pays annual distribution (12b-1) fees, long-term shareholders may indirectly pay an equivalent of more than 7.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

Performance

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

Investment policies and risks

The policies described below apply both to the Fund and its corresponding Portfolio.

The Portfolio is a diversified mutual fund that invests primarily in common stocks and securities convertible into common stocks of companies within the information technology sector, a sector the Portfolio anticipates will be characterized by continous innovations. The companies are located anywhere in the world but investments will be in at least three different countries. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in companies in the information technology sector. The Portfolio may also invest in debt securities, derivative instruments and money market instruments, but income considerations are not a factor for evaluating investments for the Portfolio.

Information Technology sector: Companies in this sector include companies that the investment manager considers to be principally engaged in the development, advancement, production, distribution, and/or use of products or services related to information processing, data processing, and/or information presentation. Industry sectors likely to be included are (but are not limited to): computer hardware and peripheral products, business software,

PAGE 31
consumer and educational software, data networking, telecommunications equipment, telecommunications service providers,computer services, semiconductor manufacturers and equipment makers, media and information services.

Because the Portfolio's investments are concentrated in these industries, the value of its assets will be affected by factors influencing these industries and may fluctuate more widely than a Portfolio that invests in a broader range of industries. For example, changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services in these industries. Technologies that change rapidly create the risk of swift obsolescence. The development of new products and services can be very capital intensive, leaving the possibility that companies may not be able to recover their investment or meet their obligations. Securities of smaller, less seasoned companies may be subject to greater price fluctuation, limited liquidity and above-average investment risk.

Common stocks: Stock prices are subject to market fluctuations. Stocks of foreign companies may be subject to abrupt or erratic price movements. While many of the Portfolio's investments are in established companies having adequate financial reserves, some investments involve substantial risk and may be considered speculative.

Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders on a dividend at a pre-established rate.

Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes the exchange likely, convertible securities trade more like common stock.

Debt securities: The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds also fluctuates if the credit rating is upgraded or downgraded. The price of bonds below investment grade may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. These bonds have greater price fluctuations and are more likely to experience a default. The Portfolio may invest up to 20% of its net assets in bonds. The Portfolio will not invest more than 5% of its net assets in bonds below investment grade, including Brady bonds.

Securities that are subsequently downgraded in quality may continue to be held by the Portfolio and will be sold only when the Portfolio's investment manager believes it is advantageous to do so.

PAGE 32
Foreign investments: Securities of foreign companies and governments may be traded in the United States, but often they are traded only on foreign markets. Frequently, there is less information about foreign companies and less government supervision of foreign markets. Foreign investments are subject to currency fluctuations and political and economic risks of the countries in which the investments are made, including the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. If an investment is made in a foreign market, the local currency may be purchased using a forward contract in which the price of the foreign currency in U.S. dollars is established on the date the trade is made, but delivery of the currency is not made until the securities are received. As long as the Portfolio holds foreign currencies or securities valued in foreign currencies, the value of those assets will be affected by changes in the value of the currencies relative to the U.S. dollar. Because of the limited trading volume in some foreign markets, efforts to buy or sell a security may change the price of the security, and it may be difficult to complete the transaction. The limited liquidity and price fluctuations in emerging markets could make investments in developing countries more volatile.

Derivative instruments: The portfolio manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns.
Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. The Portfolio will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Portfolio will designate cash or appropriate liquid assets to cover its portfolio obligations. No more than 5% of the Portfolio's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. This does not, however, limit the portion of the Portfolio's assets at risk to 5%. The PAGE 33
Portfolio is not limited as to the percentage of its assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see the Appendix to this prospectus and the SAI.

Securities and other instruments that are illiquid: A security or other instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. All securities and other instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. The portfolio manager will follow guidelines established by the board and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of the Portfolio's net assets will be held in securities and other instruments that are illiquid.

Money market instruments: Short-term debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally less than 25% of the Portfolio's total assets are in these money market instruments. However, for temporary defensive purposes, these investments could exceed that amount for a limited period of time.

Lending portfolio securities: The Portfolio may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of the Portfolio's net assets.

Portfolio turnover: The Portfolio does not expect its portfolio turnover rate to exceed 150% during its initial fiscal period.
High portfolio turnover can lead to increased brokerage commissions and taxes.

Special considerations regarding master/feeder structure

The Fund pursues its goal by investing its assets in a master fund called the Portfolio. This means that the Fund does not invest directly in securities; rather the Portfolio invests in and manages its portfolio of securities. The Portfolio is a separate investment company, but it has the same goals and investment policies as the Fund. The goals and investment policies of the Portfolio are described under the captions "Investment policies and risks" and "Facts about investments and their risks." Additional information on investment policies may be found in the SAI.

PAGE 34
Board considerations: The board considered the advantages and disadvantages of investing the Fund's assets in the Portfolio. The board believes that the master/feeder structure will be in the best interest of the Fund and its shareholders since it offers the opportunity for economies of scale. The Fund may redeem all of its assets from the Portfolio at any time. Should the board determine that it is in the best interest of the Fund and its shareholders to terminate its investment in the Portfolio, it would consider hiring an investment advisor to manage the Fund's assets, or other appropriate options. The Fund would terminate its investment if the Portfolio changed its goals, investment policies or restrictions without the same change being approved by the Fund.

Other feeders: The Portfolio sells securities to other affiliated mutual funds and may sell securities to non-affiliated investment companies and institutional accounts (known as feeders). These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund. Information about other feeders may be obtained by calling a service representative at 1-800-437-3133.

Each feeder that invests in the Portfolio is different and activities of its investors may adversely affect all other feeders, including the Fund. For example, if one feeder decides to terminate its investment in the Portfolio, the Portfolio may elect to redeem in cash or in kind. If cash is used, the Portfolio will incur brokerage, taxes and other costs in selling securities to raise the cash. This may result in less investment diversification if entire investment positions are sold, and it also may result in less liquid among the remaining assets. If in-kind distribution is made, a smaller pool of assets remains that may affect brokerage rates and investment options. In both cases, expenses may rise since there are fewer assets to cover the costs of managing those assets.

Shareholder meetings: Whenever the Portfolio proposes to change a fundamental investment policy or to take any other action requiring approval of its security holders, the Fund will hold a shareholder meeting. The Fund will vote for or against the Portfolio's proposals in proportion to the vote it receives for or against the same proposals from its shareholders.

Valuing Fund shares

The net asset value (NAV) is the value of a single Fund share. It is the total value of the Fund's investments in the corresponding
Portfolio and other assets, less any liabilities, divided by the number of shares outstanding. The NAV is the price at which you purchase Fund shares and the price you receive when you sell your PAGE 35 shares. It usually changes from day to day, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open). NAV generally declines as interest rates increase and rises as interest rates decline.

To establish the net assets, all securities held by the Portfolio are valued as of the close of each business day. In valuing assets:

o Securities (except bonds) and assets with available market values are valued on that basis.

o Securities maturing in 60 days or less are valued at amortized cost.

o Bonds and assets without readily available market values are valued according to methods selected in good faith by the board.

o Assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at a rate of exchange set as near to the close of the day as practicable.

How to purchase, exchange or redeem shares

How to purchase shares

You may purchase shares of the Fund through an Investment
Management Account (IMA) maintained with American Express Service
Corporation (the Distributor). There is no fee to open an IMA account. Payment for shares must be made directly to the Distributor.

If you already have an IMA account, you may buy shares in the Fund as described below and need not open a new account.

If you do not have an IMA account, complete an IMA Account Application (available by calling 1-800-AXP-SERV) and mail the application to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Corporations and other organizations should contact the Distributor to determine which additional forms may be necessary to open an IMA account.

You may deposit money into your IMA account by check, wire or many other forms of electronic funds transfer (securities may also be deposited). All deposit checks should be made payable to the Distributor. If you would like to wire funds into your existing IMA account, please contact the Distributor at 1-800-AXP-SERV for instructions.

PAGE 36
Minimum Fund investment requirements. Your initial investment in the Fund may be as low as $2,000 ($1,000 for custodial accounts, Individual Retirement Accounts and certain other retirement plans). The minimum subsequent investment is $100. These requirements may be reduced or waived as described in the SAI.

When and at what price shares will be purchased. You must have money available in your IMA account in order to purchase Fund shares. If your request and payment (including money transmitted by wire) are received and accepted by the Distributor before 2 p.m. Central time, your money will be invested at the net asset value determined as of the close of business (normally 3 p.m. Central time) that day. If your request and payment are received after that time, your request will not be accepted or your payment invested until the next business day. (See "Valuing Fund shares.")

Methods of purchasing shares. There are three convenient ways to purchase shares of the Fund. You may choose the one that works best for you. The Distributor will send you confirmation of your purchase request.

By phone:

     You may use money in your IMA account to make initial and subsequent purchases. To place your order, call 1-800-AXP-
     SERV.

By mail:

     Written purchase requests (along with any checks) should be mailed to American Express Financial Direct, P.O. Box 59196,
     Minneapolis, MN 55459-0196, and should contain the following information:

     o    your IMA account number (or an IMA Account Application)
     o the name of the Fund and the dollar amount of shares you would like purchased

     Your check should be made out to the Distributor. It will be deposited into your IMA account and used, as necessary, to cover your purchase request.

By systematic purchase:

     Once you have opened an IMA account, you may authorize the Distributor to automatically purchase shares on your behalf at intervals and in amounts selected by you. (See
     "Systematic purchase plans.")

PAGE 37
Other purchase information. The Fund reserves the right, in its sole discretion and without prior notice to shareholders, to withdraw or suspend all or any part of the offering made by this prospectus, to reject purchase requests or to change the minimum investment requirements. All requests to purchase shares of the Fund are subject to acceptance by the Fund and the Distributor and are not binding until confirmed or accepted in writing. The Distributor will charge a $15 service fee against an investor's IMA account if his or her investment check is returned because of insufficient or uncollected funds or a stop payment order.

How to exchange shares

The exchange privilege allows you to exchange your investment in the Fund at no charge for shares of other funds in the Strategist Fund Group available in your state. For complete information, including fees and expenses, read the prospectus carefully before exchanging into a new fund. Any exchange will involve the redemption of Fund shares and the purchase of shares in another fund on the basis of the net asset value per share of each fund.
An exchange may result in a gain or loss and is a taxable event for federal income tax purposes. When exchanging into another fund you must meet that fund's minimum investment requirements. The Fund reserves the right to modify, terminate or limit the exchange privilege. The current limit is four exchanges per calendar year. The Distributor and the Fund reserve the right to reject any exchange, limit the amount or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders.

How to redeem shares

The price at which shares will be redeemed. Shares will be redeemed at the net asset value per share next determined after receipt by the Distributor of proper redemption instructions, as described below.

The Fund imposes a 0.50% redemption fee for shares redeemed or exchanged within 180 days of their purchase date. This fee reimburses the Fund for brokerage fees and other costs incurred.
This fee helps assure that long term shareholders are not unfairly bearing the costs associated with frequent traders.

Payment of redemption proceeds. Normally, payment for redeemed shares will be credited directly to your IMA account on the next business day. However, the Fund may delay payment, but not later than seven days after the Distributor receives your redemption instructions in proper form. Redemption proceeds will be held there or mailed to you depending on the account standing instructions you selected. If you recently purchased shares by check, your redemption proceeds may be held in your IMA account until your check clears (which may take up to 10 days from the purchase date) before a check is mailed to you.

PAGE 38
A redemption is a taxable transaction. If your proceeds from your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability. Redeeming shares held in an IRA or qualified retirement account may subject you to certain federal taxes, penalties and reporting requirements. Consult your tax advisor.

Methods of exchanging or redeeming shares

By phone:

You may exchange between any of the Strategist Funds or redeem your shares by calling 1-800-AXP-SERV. Telephone exchanges or redemptions may be difficult to implement during periods of drastic economic or market changes. If you experience difficulties in exchanging or redeeming shares by telephone, you can mail your exchange or redemption requests as described below.

To properly process your telephone exchange or redemption request we will need the following information:

o your IMA account number and your name (for exchanges, both funds must be registered in the same ownership)
o the name of the fund from which you wish to exchange or redeem shares
o the dollar amount or number of shares you want to exchange or redeem
o the name of the fund into which shares are to be exchanged, if applicable

Telephone exchange or redemption requests received before 2 p.m. (Central time) on any business day, once the caller's identity and account ownership have been verified by the Distributor, will be processed at the net asset value determined as of the close of business (normally 3 p.m. Central time) that day.

By mail:

You may also request an exchange or redemption by writing to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Once an exchange or redemption request is mailed it is irrevocable and cannot be modified or canceled.

To properly process your mailed exchange or redemption request, we will need a letter from you that contains the following information:

o    your IMA account number
o the name of the fund from which you wish to exchange or redeem shares
o the dollar amount or number of shares you want to exchange or redeem
PAGE 39
o the name of the fund into which shares are to be exchanged, if applicable, and
o a signature of at least one of the IMA account holders in the exact form specified on the account

Telephone transactions. You may make purchase, redemption and exchange requests by mail or by calling 1-800-AXP-SERV where trained representatives are available to answer questions about the Fund and your account. The privilege to initiate transactions by telephone is automatically available through your IMA account. The Fund will honor any telephone transaction believed to be authentic and will use reasonable procedures to confirm that instructions communicated by telephone are genuine. This includes asking identifying questions and tape recording calls. If these procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Telephone privileges may be modified or discontinued at any time.

Systematic purchase plans

The Distributor offers a systematic purchase plan that allows you to make periodic investments in Strategist Funds automatically and conveniently. A systematic purchase plan can be used as a dollar cost averaging program and saves you time and expense associated with writing checks or wiring funds.

Investment minimums: You can make automatic investments in any amount, from $100 to $50,000.

Investment methods: Automatic investments are made from your IMA account and you may select from several different investment methods to make automatic investment(s):

a) Using uninvested cash in your IMA account: If you elect to use this option to make your automatic investments, uninvested cash in your IMA account will be used to make the investment and, if necessary, shares of your Money Market Fund will be redeemed to cover the balance of the purchase.


b) Using bank authorization on direct deposit: Bank authorizations (transfers from a bank checking or savings account) and direct deposit (automatic deposit of all or a portion of a payroll or government check) are two of the investment method options that are available through SPP. Money is transferred into your IMA account and automatic investments can be made using these amounts.

If you elect to use bank authorizations and/or direct deposit for your automatic investments, you will select two dates: a transfer date (when the money is transferred into your IMA account) and your investment date. The automatic investment date selected may be the same day of your bank authorization or direct deposit. Your investment date should be on or close to the transfer/deposit date in order to minimize uninvested cash in your IMA account.

PAGE 40
If you make changes to your bank authorization or direct deposit date, it may also be necessary to change your automatic investment date to coincide with the new transfer/deposit date.

Investment frequency: You can select the frequency of your automatic investments (twice monthly, monthly or quarterly) and choose either the 5th or the 20th of the month for your automatic investment dates. Quarterly investments are made on the date selected in the first month of each quarter (January, April, July and October).

Changing instructions to an already established plan: If you want to change the fund(s) selected for your systematic purchase plan you may do so by calling 1-800-AXP-SERV, or by sending written instructions clearly outlining the changes to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Written notification must include the following:

     o The funds with systematic purchase plan that you want to cancel

     o The newly selected fund(s) in which you want to begin making automatic investments and the amount to be invested in each fund

     o The investment frequency and investment dates for your new automatic investments

Information on changing bank authorization and direct deposit instructions is included in the Systematic Purchase Plan Terms and Conditions brochure which you will receive after enrolling in the systematic purchase plan.

Terminating your systematic purchase plan. If you wish to terminate your systematic purchase plan, you may call 1-800-AXP-
SERV, or send written instructions to American Express Financial
Direct, P.O. Box 59196, Minneapolis, MN 55459-0196.

Terminating bank authorizations and direct deposit. If you wish to terminate your bank authorizations, you may do so at any time by notifying American Express Financial Direct in writing. You must notify your employer or government agency to cancel direct deposit. Your bank authorization and/or direct deposit will not automatically terminate when you cancel your SPP.

IMPORTANT: If you are canceling your bank authorizations and/or direct deposit and you wish to cancel your systematic purchase plan, you must also provide instructions stating that the Distributor should cancel your systematic purchase plan. You may notify the Distributor by sending written instructions to the address above or telephoning 1-800-AXP-SERV. Your systematic investments will continue using IMA account assets if the Distributor does not receive notification to terminate your systematic investments as well.

PAGE 41
To avoid procedural difficulties, the Distributor should receive instructions to change or terminate your systematic purchase plan or bank authorizations at least 10 days prior to your scheduled investment date.

Additional information. This information is only a summary of the Systematic Purchase Plan Terms and Conditions brochure that you will receive if you choose to enroll in systematic purchase plan.
Please read it carefully and keep it for future reference.

Other important information

Minimum balance and account requirements. The Fund reserves the right to redeem your shares if, as a result of redemptions, the aggregate value of your holdings in the Fund drops below $1,000 ($500 in the case of custodial accounts, IRAs and other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level. If you close your IMA account, the Fund will automatically redeem your shares.

Wire transfers to your bank. Funds can be wired from your IMA account to your bank account. Call the Distributor for additional information on wire transfers. A $15 service fee will be charged against your IMA account for each wire sent.

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering being made by this prospectus and, if given or made, such information or representation must not be relied upon as having been authorized by the Fund or its Distributor. This prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not be lawfully made.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, you will receive these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information - which simplifies tax calculations.

PAGE 42
Quick telephone reference

American Express Financial Direct Team
Fund performance, objectives and account inquiries, redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
1-800-AXP-SERV

TTY Service
For the hearing impaired
1-800-710-5260

Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any net gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions

The Portfolio allocates investment income from dividends and interest and net realized capital gains or losses, if any, to the Fund. The Fund deducts direct and allocated expenses from the investment income. The Fund's net investment income is distributed to you by the end of the calendar year as dividends. Short-term capital gains are included in net investment income. Long-term capital gains are realized whenever a security held for more than one year is sold at a higher price. The Fund will offset any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. Before they're distributed, both net investment income and net long-term capital gains are included in the value of each share. After they're distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares of the Fund, unless you request the Fund in writing or by phone to pay distributions to you in cash.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

If you choose cash distributions, you will receive only those declared after your request has been processed.

PAGE 43
Taxes

The Fund has applied for a Private Letter Ruling from the Internal Revenue Service requesting that, for purposes of the Internal Revenue Code, the Fund will be regarded as directly holding its allocable share of the income and gain realized by the Portfolio.

Distributions are subject to federal income tax and also may be subject to state and local taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Income received by the Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You may be entitled to claim foreign tax credits or deductions subject to provisions and limitations of the Internal Revenue Code. The Fund will notify you if such credit or deduction is available.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates a tax liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o    criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

PAGE 44
How to determine the correct TIN

                                    Use the Social Security or
For this type of account:           Employer Identification
                                    number of:

Individual or joint account         The individual or individuals
                                    listed on the account

Custodian account of a minor        The minor
(Uniform Gifts/Transfers to
Minors Act)

A living trust                      The grantor-trustee (the person
                                    who puts the money into the
                                    trust)

An irrevocable trust, pension       The legal entity (not the
trust or estate                     personal representative or
                                    trustee, unless no legal entity
                                    is designated in the account
                                    title)

Sole proprietorship                 The owner

Partnership                         The partnership

Corporate                           The corporation

Association, club or                The organization
tax-exempt organization

For details on TIN requirements, call 1-800-AXP-SERV for federal
Form W-9, "Request for Taxpayer Identification Number and
Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to the Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Fund and Portfolio are organized

The Fund is a series of Strategist World Fund, Inc., an open-end management investment company, as defined in the Investment Company Act of 1940. The Company was incorporated on Sept. 1, 1995 in
Minnesota.  The Company's headquarters are at IDS Tower 10,
Minneapolis, MN 55440-0010.

PAGE 45
Shares

The Company is currently composed of four funds, each issuing its own series of capital stock: Strategist Emerging Markets Fund, Strategist World Technologies Fund, Strategist World Growth Fund and Strategist World Income Fund. Each Fund is owned by its shareholders. All shares issued by the Fund are of the same class -- capital stock. Par value is 1 cent per share. Both full and fractional shares can be issued.

The shares of each Fund making up the Company represent an interest in that Fund's assets only (and profits or losses), and, in the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Fund have cumulative voting rights.

Shareholder meetings

The Company does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the Company's outstanding shares, to elect or remove board members.

Board members and officers

Shareholders of the Company elect a board that oversees the operations of the Fund and chooses the Company's officers. The Company's officers are responsible for day-to-day business decisions based on policies set by the board. Information about the board members and officers of both the Company and the Trust is found in the SAI under the caption "Board Members and Officers."

Investment manager

The Trust, on behalf of the Portfolio, pays the Advisor for managing the assets of the Portfolio. Under its Investment Management Services Agreement, the Advisor determines which securities will be purchased, held or sold by the Portfolio (subject to the direction and control of the board of trustees).

PAGE 46
The Advisor is paid a fee for these services based on the average daily net assets of the Portfolio, as follows:

  Assets       Annual rate at
(billions)    each asset level
First $0.25        0.720%
Next   0.25        0.695
Next   0.25        0.670
Next   0.25        0.645
Next   1.00        0.620
Over   2.00        0.595

Under the agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.

Administrator and transfer agent

Under an Administrative Services Agreement, the Fund pays the
Advisor for administration and accounting services at an annual rate of 0.060% decreasing in gradual percentages to 0.035% as assets increase.

In addition, under a separate Transfer Agency Agreement, the Advisor maintains shareholder accounts and records for the Fund.
The Fund pays an annual fee of $20 per shareholder account for this service.

Distributor

The Fund sells shares through the Distributor under a Distribution Agreement. The Distributor is located at PO Box 59196, Minneapolis, MN 55459-0196 and is a wholly owned subsidiary of Travel Related Services, Inc., a wholly owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. Financial consultants representing the Distributor provide information to investors about individual investment programs, the Fund and its operations, new account applications, exchange and redemption requests. The Fund reserves the right to sell shares through other financial intermediaries or broker/dealers. In that event, the account terms would also be governed by rules that the intermediary may establish.

To help defray costs, including costs for marketing, sales administration, training, overhead, advertising and related functions, the Fund pays the Distributor a distribution fee, also known as a 12b-1 fee. This fee is paid under a Plan and Agreement of Distribution that follows the terms of Rule 12b-1 of the Investment Company Act of 1940. Under this Agreement, the Fund pays a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution-related services. This fee will not cover all of the costs incurred by the Distributor.

PAGE 47
Total fees and expenses (excluding taxes and brokerage commissions) cannot exceed the most restrictive applicable state expense limitation.

The expense ratio of the Fund and Portfolio may be higher than that of a fund investing exclusively in domestic securities because the expenses of the Fund and Portfolio, such as the investment management fee and the custodial costs are higher. The expense ratio generally is not higher, however, than that of funds with similar investment goals and policies.

About the Advisor

The Advisor is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly owned subsidiary of American Express Company. The
Portfolio may pay brokerage commissions to broker-dealer affiliates of the Advisor.

PAGE 48
Appendix

Descriptions of derivative instruments

What follows are brief descriptions of derivative instruments the Portfolio may use. At various times the Portfolio may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with the Portfolio's investment goal and policies. For more information on these instruments, see the SAI.

Options and futures contracts. An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy or sell an instrument for a set price on a future date. The Portfolio may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge the Portfolio's investments against price fluctuations or to increase market exposure.

Asset-backed and mortgage-backed securities. Asset-backed securities include interests in pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases on various types of real and personal property, receivables from revolving credit (credit card) agreements or other categories of receivables. Mortgage-backed securities include collateralized mortgage obligations and stripped mortgage-backed securities. Interest and principal payments depend on payment of the underlying loans or mortgages. The value of these securities may also be affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. Stripped mortgage-backed securities include interest only (IO) and principal only (PO) securities. Cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments on the underlying mortgage loans or mortgage-backed securities.

Indexed securities. The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Structured products. Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

           STATEMENT OF ADDITIONAL INFORMATION

                           FOR

            STRATEGIST EMERGING MARKETS FUND

                      Oct. 31, 1996


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the Fund's prospectus which may be obtained by calling American Express Financial Direct,
1-800-AXP-SERV (TTY:  1-800-710-5260) or by writing to P.O. Box
59196, Minneapolis, MN  55459-0196.

This SAI is dated Oct. 31, 1996, and it is to be used with the Fund's prospectus dated Oct. 31, 1996.

PAGE 50
                    TABLE OF CONTENTS

Goals and Investment Policies........................See Prospectus

Additional Investment Policies................................p. 3

Security Transactions.........................................p. 7

Brokerage Commissions Paid to Brokers Affiliated
with the Advisor..............................................p. 9

Performance Information.......................................p.10

Valuing Fund Shares...........................................p.11

Investing in the Fund.........................................p.12

Redeeming Shares..............................................p.12

Pay-out Plans.................................................p.13

Taxes.........................................................p.14

Agreements....................................................p.16

Board Members and Officers....................................p.18

Custodian.....................................................p.23

Independent Auditors..........................................p.23

Prospectus....................................................p.23

Appendix A:  Description of Bond Ratings......................p.24

Appendix B:  Foreign Currency Transactions....................p.27

Appendix C:  Options and Futures Contracts....................p.32

Appendix D:  Mortgage-Backed Securities.......................p.39

Appendix E:  Dollar-Cost Averaging............................p.40

PAGE 51
ADDITIONAL INVESTMENT POLICIES

Strategist Emerging Markets Fund (the Fund) is a series of Strategist World Fund, Inc. (the Company). The Fund is a diversified mutual fund with its own goal and investment policies. The Fund seeks to achieve its goal by investing all of its assets in Emerging Markets Portfolio (the Portfolio) of World Trust (the Trust) a separate investment company, rather than by directly investing in and managing its own portfolio of securities.

Fundamental investment policies adopted by the Fund or Portfolio cannot be changed without the approval of a majority of the outstanding voting securities of the Fund or Portfolio, as defined in the Investment Company Act of 1940 ("1940 Act"). Whenever the Fund is requested to vote on a change in the investment policies of the corresponding Portfolio, the Company will hold a meeting of Fund shareholders and will cast the Fund's vote as instructed by the shareholders.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

Investment policies applicable to Emerging Markets Portfolio:
These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed only with shareholder/unitholder approval. Unless holders of a majority of the outstanding shares agree to make the changes, the Portfolio will not:

     'Act as an underwriter (sell securities for others).
     However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

     'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio has not borrowed in the past and has no present intention to borrow.

     'Make cash loans if the total commitment amount exceeds 5% of the Portfolio's total assets.

     'Purchase more than 10% of the outstanding voting securities of an issuer.

PAGE 52
     'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments insecurities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation.

     'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate, or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

     'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

     'Make a loan of any part of its assets to American Express
     Financial Corporation (the Advisor), to the board members and officers of the Advisor or to its own board members and officers.

     'Lend Portfolio securities in excess of 30% of its net assets. The current policy of the board is to make these loans, either long- or short-term, to broker dealers. In making such loans, the Portfolio gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the Advisor believes the opportunity for additional income outweighs the risks.

     'Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or future contracts (as discussed elsewhere in the prospectus and SAI) may be deemed to constitute issuing a senior security.

     'Concentrate in any industry. According to the present interpretation by the Securities and Exchange Commission
     (SEC), this means no more than 25% of total assets, based on current market value at time of purchase, can be invested in any one industry.

PAGE 53
The policies below are non-fundamental policies that apply to the Fund and its corresponding Portfolio and may be changed without shareholder/unitholder approval.

Unless changed by the board, the Portfolio will not:

     'Buy on margin or sell short, but it may make margin payments in connection with transactions in futures contracts.

     'Pledge or mortgage its assets beyond 15% of total assets.
     If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

     'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

     'Invest more than 10% of its total assets in securities of investment companies. Under one state's law, the Portfolio is limited to investments in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or when the purchase is part of a plan or merger consideration, reorganization or acquisition. Some countries permit foreign investment only indirectly, through closed-end investment companies. At times, shares of these closed-end investment companies may be purchased only at market prices representing premiums to their net asset values. If the Portfolio buys shares of a closed-end investment company, shareholders will bear both their proportionate share of the expenses of the Portfolio and, indirectly, the expenses of the closed-end investment company.

     'Invest in a company to control or manage it.

     'Invest in exploration or development programs such as oil, gas or mineral leases.

     'Purchase securities of an issuer if the board members and officers of the Portfolio and of the Advisor hold more than a certain percentage of the issuer's outstanding securities.
     If the holdings of all board members and officers of the Portfolio and the Advisor who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Portfolio will not purchase securities of that issuer.

     'Invest more than 5% of its net assets in warrants. Under one state's law no more than 2% of the Portfolio's net assets may be invested in warrants not listed on the New York or American Stock Exchange.
PAGE 54
     'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, nonnegotiable fixed-time deposits, over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the Advisor, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the Advisor, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to these practices. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.

The Portfolio may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Portfolio may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Portfolio may also purchase short-term notes and obligations (rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporations (S&P) or the equivalent) of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the
PAGE 55
Portfolio's ability to liquidate the security involved could be impaired. As a temporary investment, during periods of weak or declining market values for the securities in which the Portfolio invests, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to the kinds of short term debt securities discussed in this paragraph.

The Portfolio may invest in foreign securities that are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers.
European Depositary Receipts (EDRs) and Global Depositary Receipts
(GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts also involve the risks of other investments in foreign securities.

For a discussion of bond ratings see Appendix A. For a discussion of foreign currency transactions, see Appendix B. For a discussion on options and futures contracts, see Appendix C. For a discussion on mortgage-backed securities, see Appendix D. for a discussion on dollar-cost averaging, see Appendix E.

SECURITY TRANSACTIONS

Subject to policies set by the board, the Advisor is authorized to determine, consistent with each Portfolio's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, the Advisor has been directed to use its best efforts to obtain the best available price and most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, the Advisor may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Advisor has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager. The Advisor carefully monitors compliance with its Code of Ethics.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge.

PAGE 56
The board has adopted a policy authorizing the Advisor to do so to the extent authorized by law, if the Advisor determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the Advisor's overall responsibilities to the portfolios advised by the Advisor.

Research provided by brokers supplements the Advisor's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. The Advisor has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the Advisor must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits the Advisor to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the Advisor, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the Advisor, in order to obtain research and brokerage services, to cause the Portfolio to pay a commission in excess of the amount another broker might have charged. The Advisor has advised the Trust it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some Portfolio transactions may not be effected at the lowest commission, but the Advisor believes it may obtain better overall execution. The Advisor has assured the Trust that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.
PAGE 57
All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the Advisor in providing advice to all the Trusts in the Preferred Master Trust Group, their corresponding Funds and other accounts advised by the Advisor, even though it is not possible to relate the benefits to any particular fund, portfolio or account.

Each investment decision made for the Portfolio is made independently from any decision made for other portfolios, funds or other accounts advised by the Advisor or any of its subsidiaries. When a Portfolio buys or sells the same security as another portfolio or account, the Advisor carries out the purchase or sale in a way the Trust agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Portfolio, the Portfolio hopes to gain an overall advantage in execution. The Advisor has assured the Trust it will continue to seek ways to reduce brokerage costs.

On a periodic basis, the Advisor makes a comprehensive review of the broker-dealers it uses and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE ADVISOR

Affiliates of American Express Company (American Express) (of which the Advisor is a wholly owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Portfolios according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. The Advisor will use an American Express affiliate only if
(i) the Advisor determines that the Portfolio will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Portfolio and (ii) the affiliate charges the Portfolio commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

The Advisor may direct brokerage to compensate an affiliate. The Advisor will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. The Advisor owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to the Advisor and in turn the Advisor will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

PAGE 58
PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return to be used by the Fund will be based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                      P(1+T)n = ERV

where:       P = a hypothetical initial payment of $1,000
             T = average annual total return
             n = number of years
           ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:
                             ERV - P
                                P

where:   P  =  a hypothetical initial payment of $1,000
       ERV  =  ending redeemable value of a hypothetical $1,000
               payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING FUND SHARES

The value of an individual share is determined by using the net asset value before shareholder transactions for the day and dividing that figure by the number of shares outstanding at the end of the previous day.

PAGE 59
In determining net assets before shareholder transactions, the securities held by the Fund's corresponding Portfolio are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When PAGE 60 possible, bonds are valued by a pricing service independent from the Portfolio. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The Exchange, American Express Service Corporation (AESC) and the
Fund will be closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUND

The Fund's minimum initial investment requirement is $2,000 ($1,000 for Custodial Accounts, Individual Retirement Accounts and certain other retirement plans). Subsequent investments of $100 or more may be made. These minimum investment requirements may be changed at any time and are not applicable to certain types of investors.

The Securities Investor Protection Corporation (SIPC) will provide account protection, in an amount up to $500,000, for securities including Fund shares (up to $100,000 protection for cash), held in an Investment Management Account maintained with AESC. Of course, SIPC account protection does not protect shareholders from share price fluctuations.

Shares of the fund may not be held by persons who are residents of or domiciled in Brazil. The Fund reserves the right to redeem accounts of shareholders who establish residence or domicile in Brazil.

REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

'The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of the Portfolio's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The SEC, under the provisions of the 1940 Act, as amended, declares a period of emergency to exist.

Should the Fund stop selling shares, the board members may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

PAGE 61
Redemptions by the Fund

The Fund reserves the right to redeem, involuntarily, the shares of any shareholder whose account has a value of less than a minimum amount but only where the value of such account has been reduced by voluntary redemption of shares. Until further notice, it is the policy of the Fund not to exercise this right with respect to any shareholder whose account has a value of $1,000 or more ($500 in the case of Custodial accounts, IRA's and other retirement plans). In any event, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and allow the shareholder 30 days to make an additional investment in an amount which will increase the value of the shareholder's accounts to at least $1,000.

Redemptions in Kind

The Company has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of such redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments at no extra cost. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

To start any of these plans, please submit an authorization form supplied by American Express Financial Direct. For a copy, write or call American Express Financial Direct, 1-800-AXP-SERV (TTY: 1-800-710-5260), P.O. Box 59196, Minneapolis, MN 55459-0196. Your
authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.
PAGE 62
The following pay-out plans are designed to take care of the needs of most shareholders. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at net asset value at regular intervals during the time period you choose. This plan is designed to end in complete re-demption of all shares in your account with the Fund by the end of the fixed period.

Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed at net asset value for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account with the Fund.

Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until your account with the Fund is closed.

Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account with the Fund is $10,000 on the payment date.

TAXES

Dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Funds have received from domestic (U.S.) securities.

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or if 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

PAGE 63
Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by individual and corporate shareholders, should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income, not capital gain.

You may be able to defer taxes on current income from the Fund by investing through an IRA, 401(k) plan account or other qualified retirement account. If you move all or part of a non-qualified investment in the Fund to a qualified account, this type of exchange is considered a sale of shares. You pay no sales charge, but the exchange may result in a gain or loss for tax purposes, or excess contributions under IRA or qualified plan regulations.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

Under the Revenue Reconciliation Act of 1989, if a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of
(1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the fund to take into income dividend income which it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state and local income tax laws to Fund distributions.

PAGE 64
AGREEMENTS

Investment Management Services Agreement

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with the Advisor. For its services, the Advisor is paid a fee from the assets of the Portfolio, based upon the following schedule:

Emerging Markets Portfolio

   Assets          Annual rate at
 (billions)        each asset level
 First $0.25             1.100%
 Next   0.25             1.080
 Next   0.25             1.060
 Next   0.25             1.040
 Next   1.00             1.020
 Over   2.00             1.000

The fee is calculated for each calendar day on the basis of net assets at the close of business two days prior to the day for which the calculation is made. The management fee is paid monthly.

Under the Agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for units; Portfolio office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending portfolio securities; and expenses properly payable by the Portfolio, approved by the board.

Administrative Services Agreement

The Company, on behalf of the Fund, has an Administrative Services Agreement with the Advisor. Under this agreement, the Fund pays the Advisor for providing administration and accounting services. The fee is payable from the assets of the Fund and is calculated as follows:

Emerging Markets Fund

 Fund assets    Annual rate at
 (billions)     each asset level
 First $0.25          0.100%
 Next   0.25          0.090
 Next   0.25          0.080
 Next   0.25          0.070
 Next   1.00          0.060
 Over   2.00          0.050

Under the agreement, the Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultant's fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; and expenses properly payable by the Fund approved by the board.

PAGE 65
Transfer Agency Agreement

The Company, on behalf of the Fund, has a Transfer Agency Agreement with the Advisor. This agreement governs the responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. The fee is determined by multiplying the number of shareholder accounts at the end of the day by a rate of $20 per year and dividing by the number of days in the year.

Plan and Agreement of Distribution/Distribution Agreement

To help the Distributor defray the costs of distribution and servicing, the Company and the Distributor have entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing Fund shares. Under the Plan, the Distributor is paid a fee at an annual rate of 0.25% of the Fund's average daily net assets.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Company and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by the Distributor. The Plan (or any agreement related to it) shall terminate in the event of its assignment, as that term is defined in the 1940 Act, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Company and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of such disinterested board members is the responsibility of such disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

Total fees and expenses

Total combined fees and nonadvisory expenses of both the Fund and the Portfolio cannot exceed the most restrictive applicable state limitation. Currently, the most restrictive applicable state expense limitation, subject to exclusion of certain expenses, is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million and 1.5% of average daily net assets over $100 million, on an annual basis. At the end of each month, if the fees and expenses of the Fund exceed this limitation for the Fund's fiscal year in progress, the Advisor
PAGE 66
will assume all expenses in excess of the limitation. The Advisor then may bill the Fund for such expenses in subsequent months up to the end of that fiscal year, but not after that date. No interest charges are assessed by the Advisor for expenses it assumes.

BOARD MEMBERS AND OFFICERS

The following is a list of the Company's board members and officers, who are board members and officers of all 14 funds in the Strategist Fund Group. All shares of the Fund have cumulative voting rights with respect to the election of board members.

Directors and officers of the Strategist Fund Group

Rodney P. Burwell
Born in 1939
Xerxes Corporation
7901 Xerxes Ave. S.
Minneapolis, MN

Chairman, Xerxes Corporation (fiberglass storage tanks). Director, Children's Broadcasting Network, Vaughn Communications, Sunbelt
Nursery Group, Fairview Corporation.

William J. Heron Jr.*
Born in 1941
American Express Company
World Financial Center
New York, NY

Vice president of all the funds in the Strategist Fund Group.
President of American Express Financial Direct since 1995. Chief executive officer, Swig Investment Company from 1993 to 1995.
Group Executive, Citicorp/Citibank from 1985 to 1993.

Jean B. Keffeler
Born in 1945
The Keffeler Company
3033 Excelsior Blvd.
Minneapolis, MN

President, The Keffeler Company (management advisory services).
Director, National Computer Systems, American Paging Systems, Inc.

Thomas R. McBurney
Born in 1938
McBurney Management Advisors
1800 International Centre
900 2nd Ave. S.
Minneapolis, MN

President, McBurney Management Advisors.  Director, The Valspar
Corporation (paints), Wenger Corporation, Security American
Financial Enterprises, Allina, Space Center Enterprises,
Greenspring Corporation.

PAGE 67
James A. Mitchell*
Born in 1941
2900 IDS Tower
Minneapolis, MN

President of all funds in the Strategist Fund Group. Executive vice president and director of the Advisor. Chairman of the board and chief executive officer of IDS Life Insurance Company.
Director, IDS Life Funds.

*Interested person of the Company by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

In addition to Mr. Mitchell, who is president, and Mr. Heron, who is vice president, the Fund's other officers are:

Eileen J. Newhouse
Born in 1955
IDS Tower 10
Minneapolis, MN

Secretary of all funds in the Strategist Fund Group. Counsel of the Advisor.

Melinda S. Urion
Born in 1953
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the Strategist Fund Group. Director, senior vice president and chief financial officer of the Advisor.
Director and executive vice president and controller of IDS Life
Insurance Company.

The following is a list of the Trust's board members and officers, who are board members and officers of all five Trusts in the Preferred Master Trust Group and, except for Mr. Dudley, all 47 funds in the IDS MUTUAL FUND GROUP. Mr. Dudley is a board member of all IDS funds except the 9 life funds. All units have cumulative voting rights with respect to the election of board members.

Trustees and officers of the Preferred Master Trust Group

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin, the Interpublic Group of Companies, Inc.
(advertising), and FPL Group, Inc. (holding company for Florida
Power and Light).
PAGE 68
William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Executive vice president and director of the Advisor.

Robert F. Froehlke+
Born in 1922
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of the Advisor.
Previously, senior vice president, finance and chief financial officer of the Advisor.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Former president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Melvin R. Laird
Born in 1922
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).
PAGE 69
William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

President of all Trusts in the Preferred Master Trust Group since
April 1996 and president of all funds in the IDS MUTUAL FUND GROUP since June 1993. Former vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of
International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of the Advisor.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The
Valspar Corporation (paints).  Director, Bemis Corporation
(packaging), Donaldson Company (air cleaners & mufflers) and
General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person of the Trust by reason of being an officer and employee of the Trust.
**Interested person of the Trust by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

PAGE 70
The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is president, the Trust's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all Trusts in the Preferred Master Trust Group and of all funds in the IDS MUTUAL
FUND GROUP.

Officers who also are officers and/or employees of the Advisor.

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Vice president-investments of all Trusts in the Preferred Master
Trust Group and of all funds in the IDS MUTUAL FUND GROUP.
Director and senior vice president-investments of the Advisor.

Melinda S. Urion
Born in 1953
IDS Tower 10
Minneapolis, MN

Treasurer of all Trusts in the Preferred Master Trust Group and of all funds in the IDS MUTUAL FUND GROUP. Director, senior vice president and chief financial officer of the Advisor. Director and executive vice president and controller of IDS Life Insurance Company.

CUSTODIAN

The Trust's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The Fund also retains the custodian pursuant to a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Portfolio pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian arrangement with the Morgan Stanley Trust Company (Morgan Stanley), One Pierrepont Plaza, Eighth Floor, Brooklyn, NY 11201-2775. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign institutions as may be permitted by law and by the Portfolio's sub-custodian agreement.

PAGE 71
INDEPENDENT AUDITORS

The Fund's and corresponding Portfolio's financial statements to be contained in its Annual Report to shareholders at the end of the fiscal year will be audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Funds.

PROSPECTUS

The prospectus dated Oct. 31, 1996, is hereby incorporated in this SAI by reference.

PAGE 72
APPENDIX A

DESCRIPTION OF BOND RATINGS

These ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price.

Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C.

Bonds rated:

Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large an in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B generally lack characteristics of the desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

PAGE 73
Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca represent obligations which are speculative in a high degree.
Such issues are often in default or have other marked shortcomings.

C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB,
B, CCC, CC, C and D.

AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

PAGE 74
CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D is in payment default. The D rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Non-rated securities will be considered for investment when they posses a risk comparable to that of rated securities consistent with the Portfolio's objectives and policies. When assessing the risk involved in each non-rated security, the Portfolio will consider the financial condition of the issuer or the protection afforded by the terms of the security.

PAGE 75
APPENDIX B

FOREIGN CURRENCY TRANSACTIONS

Since investments in foreign countries usually involve currencies of foreign countries, and since the Portfolio may hold cash and cash- equivalent investments in foreign currencies, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Portfolio may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. The Portfolio conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

The Portfolio may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Portfolio also may enter into forward contracts when management of the Portfolio believes the currency of a particular foreign country may suffer a substantial decline against another currency.
It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities denominated in such foreign currency.
The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Portfolio to deliver an amount of foreign currency in PAGE 76 excess of the value of the Portfolio's securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The
Advisor believes it is important, however, to have the flexibility to enter into such forward contracts when it determines it is in the best interest of the Portfolio to do so.

The Portfolio will designate cash or securities in an amount equal to the value of the Portfolio's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Portfolio's commitments on such contracts.

At maturity of a forward contract, the Portfolio may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Portfolio enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Portfolio to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

The Portfolio's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can PAGE 77 be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although the Portfolio values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and unitholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Options on Foreign Currencies. The Portfolio may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities, the Portfolio may buy put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the Portfolio which otherwise would have resulted.

Conversely, where a change in the dollar value of a currency in which securities to be acquired are denominated is projected, which would increase the cost of such securities, the Portfolio may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.

As in the case of other types of options, however, the benefit to the Portfolio derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, when the Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.
PAGE 78
Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Portfolio holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in the Portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature PAGE 79 of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Portfolio may enter into currency futures contracts to buy or sell currencies.
It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Portfolio may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations. All futures contracts are aggregated for purposes of the percentage limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of the Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Portfolio against price decline if the issuer's creditworthiness deteriorates. Because the value of the Portfolio's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Portfolio's investments denominated in that currency over time.

The Portfolio will hold securities or other options or futures positions whose values are expected to offset its obligations. The Portfolio will not enter into an option or futures position that exposes the Portfolio to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

PAGE 80
APPENDIX C

OPTIONS AND FUTURES CONTRACTS

The Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Portfolio may enter into stock index futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures and on stock indexes. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Portfolio could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options may benefit the Portfolio and its shareholders by improving the Portfolio's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options PAGE 81 market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the Portfolio pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by the Portfolio for investment purposes. Options permit the Portfolio to experience the change in the value of a security with a relatively small initial cash investment.

The risk the Portfolio assumes when it buys an option is the loss of the premium. To be beneficial to the Portfolio, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not assure a profit since prices in the option market may not reflect such a change.

Writing covered options. The Portfolio will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the Portfolio's goal.

'All options written by the Portfolio will be covered. For covered call options if a decision is made to sell the security, or for put options if a decision is made to buy the security, the Portfolio will attempt to terminate the option contract through a closing purchase transaction.

A call option written by the Portfolio will be covered (i) if the Portfolio owns the security in connection with which the option was written, or has an absolute and immediate right to acquire such security upon conversion of exchange or other securities held in its portfolio, or (ii) in such other manner that is in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. A put option written by the Portfolio will be covered through (i) segregation in a segregated account held by the Portfolio's custodian of cash, short-term U.S. government securities or money market instruments in an amount equal to the exercise price of the option, or (ii) in any other manner that is in accordance with the requirements of the exchange on which the option is traded and applicable laws and regulations. PAGE 82
Upon exercise of the option, the holder is required to pay the purchase price of the underlying security in the case of a call option, or to deliver the security in return for the purchase price in the case of a put option. Conversely the writer is required to deliver the security in the case of a call option or to purchase the security in the case of a put option. Options that have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established subject to the availability of a liquid secondary market.

The Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Portfolio is less than the premium received from writing the option. Conversely, the Portfolio will suffer a loss if the premium paid is more than the premium received. The Portfolio also will profit if the premium received in connection with the closing of an option purchased by the Portfolio is more than the premium paid for the original purchase. Conversely, the Portfolio will suffer a loss if the premium received is less than the premium paid in establishing the option position.

The Portfolio may deal in options on securities that are traded in U.S. and foreign securities exchanges and over-the-counter markets and on domestic and foreign securities indexes.

The Portfolio will write options only as permitted under federal or state laws or regulations, such as those that limit the amount of total assets subject to the options. While no limit has been set by the Portfolio, it will conform to the requirements of those states. For example, California limits the writing of options to 50% of the assets of a fund.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since the Portfolio is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Portfolio. The premium received upon writing the option is added to the proceeds received from the sale of the security. The Portfolio will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding call options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are commodity contracts listed on commodity exchanges. Futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges, through their clearing corporations, guarantee PAGE 83 performance of the contracts. There are contracts based on U.S. Treasury bonds, Standard & Poor's 500 Index (S&P 500 Index), and other broad stock market indexes as well as narrower sub-indexes. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500).

Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if the Portfolio enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the Portfolio will gain $500 x (154-150) or $2,000.
If the Portfolio enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the Portfolio will lose $500 x (152-150) or $1,000.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by the Portfolio taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up within a segregated account at the Portfolio's custodian bank. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the Portfolio would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract is to allow the Portfolio to gain rapid exposure to or protect itself from changes in the market without actually buying or selling securities. For example, a Portfolio may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Portfolio can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The buying program can then proceed and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

PAGE 84
Risks of Transactions in Futures Contracts

The Portfolio may elect to close some or all of its contracts prior to expiration. Although the Portfolio intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Portfolio would have to make daily cash payments of variation margin. Such price movements, however, will be offset all or in part by the price movements of the securities owned by the Portfolio. Of course, there is no guarantee the price of the securities will correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Another risk in employing futures contracts to protect against the price volatility of securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Portfolio's securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

In addition, the Portfolio's investment manager could be incorrect in its expectations as to the direction or extent of various interest rate or market movements or the time span within which the movements take place. For example, if the Portfolio sold futures contracts in anticipation of a market decline, and the market rallied instead, the Portfolio would lose part or all of the benefit of the increased value of the stock it has hedged because it will have offsetting losses in its futures positions.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the Portfolio.

The risk the Portfolio assumes when it buys an option is the loss of the premium paid for the option. The risk involved in writing options on futures contracts the Portfolio owns, or on securities PAGE 85 held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The Portfolio could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the Portfolio's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the Portfolio might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A Portfolio exercising a put, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

TAX TREATMENT. As permitted under federal income tax laws, the Portfolio intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Portfolio being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract. If the option is a non-equity option, the Portfolio will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit the Portfolio's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, the Portfolio may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The Portfolio also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.
PAGE 86
Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Portfolio's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.
PAGE 87
APPENDIX D

MORTGAGE-BACKED SECURITIES

A mortgage pass through certificate is one that represents an interest in a pool, or group, of mortgage loans assembled by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association
(FNMA) or non-governmental entities. In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to the Portfolio, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on certificates. Some U.S. government securities may be purchased on a when-issued basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the Portfolio.

Stripped Mortgage-Backed Securities. The Portfolio may invest in stripped mortgage-backed securities. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. On an IO, if prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Mortgage-Backed Security Spread Options. The Portfolio may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. The Portfolio would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to underperform like-duration Treasury securities.
PAGE 88
APPENDIX E

Dollar-Cost Averaging

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging
__________________________________________________________________

 Regular      Market Price     Shares
Investment     of a Share     Acquired
  $100           $ 6.00         16.7
   100             4.00         25.0
   100             4.00         25.0
   100             6.00         16.7
   100             5.00         20.0
  $500           $25.00        103.4

Average market price of a share over 5 periods: $5.00 ($25.00 divided by 5).

Average price you paid for each share: $4.84 ($500 divided by 103.4).

           STATEMENT OF ADDITIONAL INFORMATION

                           FOR

           STRATEGIST WORLD TECHNOLOGIES FUND

                      Oct. 31, 1996


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the Fund's prospectus which may be obtained by calling American Express Financial Direct,
1-800-AXP-SERV (TTY:  1-800-710-5260) or by writing to P.O. Box
59196, Minneapolis, MN  55459-0196.

This SAI is dated Oct. 31, 1996, and it is to be used with the Fund's prospectus dated Oct. 31, 1996.

PAGE 90
                    TABLE OF CONTENTS

Goals and Investment Policies........................See Prospectus

Additional Investment Policies................................p.

Security Transactions.........................................p.

Brokerage Commissions Paid to Brokers Affiliated
with the Advisor..............................................p.

Performance Information.......................................p.

Valuing Fund Shares...........................................p.

Investing in the Fund.........................................p.

Redeeming Shares..............................................p.

Pay-out Plans.................................................p.

Taxes.........................................................p.

Agreements....................................................p.

Board Members and Officers....................................p.

Custodian.....................................................p.

Independent Auditors..........................................p.

Prospectus....................................................p.

Appendix A:  Description of Bond Ratings......................p.

Appendix B:  Foreign Currency Transactions....................p.

Appendix C:  Options and Futures Contracts....................p.

Appendix D:  Mortgage-Backed Securities.......................p.

Appendix E:  Dollar-Cost Averaging............................p.

PAGE 91
ADDITIONAL INVESTMENT POLICIES

Strategist World Techonologies Fund (the Fund) is a series of Strategist World Fund, Inc. (the Company). The Fund is a diversified mutual fund with its own goal and investment policies. The Fund seeks to achieve its goal by investing all of its assets in World Technologies Portfolio (the Portfolio) of World Trust (the Trust) a separate investment company, rather than by directly investing in and managing its own portfolio of securities.

Fundamental investment policies adopted by the Fund or Portfolio cannot be changed without the approval of a majority of the outstanding voting securities of the Fund or Portfolio, as defined in the Investment Company Act of 1940 ("1940 Act"). Whenever the Fund is requested to vote on a change in the investment policies of the corresponding Portfolio, the Company will hold a meeting of Fund shareholders and will cast the Fund's vote as instructed by the shareholders.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

Investment policies applicable to World Technologies Portfolio:
These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed only with shareholder/unitholder approval. Unless holders of a majority of the outstanding shares agree to make the changes, the Portfolio will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio has not borrowed in the past and has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Portfolio's total assets.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation.

PAGE 92
'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate, or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make a loan of any part of its assets to American Express
Financial Corporation (the Advisor), to the board members and officers of the Advisor or to its own board members and officers.

'Lend Portfolio securities in excess of 30% of its net assets. The current policy of the board is to make these loans, either long- or short-term, to broker dealers. In making loans, the Portfolio gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the Advisor believes the opportunity for additional income outweighs the risks.

'Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or future contracts (as discussed elsewhere in the prospectus and SAI) may be deemed to constitute issuing a senior security.

The policies below are non-fundamental policies that apply to the Fund and its corresponding Portfolio and may be changed without shareholder/unitholder approval.

Unless changed by the board, the Portfolio will not:

'Buy on margin or sell short, but it may make margin payments in connection with transactions in futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

PAGE 93
'Invest more than 10% of its total assets in securities of investment companies. Under one state's law, the Portfolio is limited to investments in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or when the purchase is part of a plan or merger consideration, reorganization or acquisition.
Some countries permit foreign investment only indirectly, through closed-end investment companies. At times, shares of these closed-end investment companies may be purchased only at market prices representing premiums to their net asset values. If the Portfolio buys shares of a closed-end investment company, shareholders will bear both their proportionate share of the expenses of the Portfolio and, indirectly, the expenses of the closed-end investment company.

'Invest in a company to control or manage it.

'Invest in exploration or development programs such as oil, gas or mineral leases.

'Purchase securities of an issuer if the board members and officers of the Portfolio and of the Advisor hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Portfolio and the Advisor who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Portfolio will not purchase securities of that issuer.

'Invest more than 5% of its net assets in warrants. Under one state's law no more than 2% of the Portfolio's net assets may be invested in warrants not listed on the New York or American Stock
Exchange.

'Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, nonnegotiable fixed-time deposits, over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the Advisor, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the Advisor, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.
PAGE 94
The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to these practices. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.

The Portfolio may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Portfolio may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Portfolio may also purchase short-term notes and obligations (rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporations (S&P) or the equivalent) of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired. As a temporary investment, during periods of weak or declining market values for the securities in which the Portfolio invests, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to the kinds of short term debt securities discussed in this paragraph.

The Portfolio may invest in foreign securities that are traded in the form of ADRs American Depositary Receipts (ADRs). ADRs are depository receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts also involve the risks of other investments in foreign securities.

For a discussion of bond ratings see Appendix A. For a discussion of foreign currency transactions, see Appendix B. For a discussion on options and futures contracts, see Appendix C. For a discussion on mortgage-backed securities, see Appendix D. for a discussion on dollar-cost averaging, see Appendix E.
PAGE 95
SECURITY TRANSACTIONS

Subject to policies set by the board, the Advisor is authorized to determine, consistent with the Portfolio's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, the Advisor has been directed to use its best efforts to obtain the best available price and most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, the Advisor may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Advisor has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager. The Advisor carefully monitors compliance with its Code of Ethics.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing the Advisor to do so to the extent authorized by law, if the Advisor determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the Advisor's overall responsibilities to the portfolios advised by the Advisor.

Research provided by brokers supplements the Advisor's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. The Advisor has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the Advisor must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits the PAGE 96
Advisor to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the Advisor, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the Advisor, in order to obtain research and brokerage services, to cause the Portfolio to pay a commission in excess of the amount another broker might have charged. The Advisor has advised the Trust it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some Portfolio transactions may not be effected at the lowest commission, but the Advisor believes it may obtain better overall execution. The
Advisor has assured the Trust that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the Advisor in providing advice to all the Trusts in the Preferred Master Trust Group, their corresponding Funds and other accounts advised by the Advisor, even though it is not possible to relate the benefits to any particular fund, portfolio or account.

Each investment decision made for the Portfolio is made independently from any decision made for other portfolios, funds or other accounts advised by the Advisor or any of its subsidiaries. When a Portfolio buys or sells the same security as another portfolio or account, the Advisor carries out the purchase or sale in a way the Trust agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Portfolio, the Portfolio hopes to gain an overall advantage in execution. The Advisor has assured the Trust it will continue to seek ways to reduce brokerage costs.

On a periodic basis, the Advisor makes a comprehensive review of the broker-dealers it uses and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE ADVISOR

Affiliates of American Express Company (American Express) (of which the Advisor is a wholly owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Portfolios according to procedures adopted by the board and to the extent PAGE 97 consistent with applicable provisions of the federal securities laws. The Advisor will use an American Express affiliate only if
(i) the Advisor determines that the Portfolio will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Portfolio and (ii) the affiliate charges the Portfolio commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

The Advisor may direct brokerage to compensate an affiliate. The Advisor will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. The Advisor owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to the Advisor and in turn the Advisor will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return to be used by the Fund will be based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                      P(1+T)n = ERV

where:       P = a hypothetical initial payment of $1,000
             T = average annual total return
             n = number of years
           ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:
                         ERV - P
                            P

PAGE 98
where:   P  =  a hypothetical initial payment of $1,000
       ERV  =  ending redeemable value of a hypothetical $1,000
               payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING FUND SHARES

The value of an individual share is determined by using the net asset value before shareholder transactions for the day and dividing that figure by the number of shares outstanding at the end of the previous day.

In determining net assets before shareholder transactions, the securities held by the Fund's corresponding Portfolio are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at PAGE 99 the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Portfolio. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The Exchange, American Express Service Corporation (AESC) and the
Fund will be closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUND

The Fund's minimum initial investment requirement is $2,000 ($1,000 for Custodial Accounts, Individual Retirement Accounts and certain other retirement plans). Subsequent investments of $100 or more may be made. These minimum investment requirements may be changed at any time and are not applicable to certain types of investors.

The Securities Investor Protection Corporation (SIPC) will provide account protection, in an amount up to $500,000, for securities including Fund shares (up to $100,000 protection for cash), held in an Investment Management Account maintained with AESC. Of course, SIPC account protection does not protect shareholders from share price fluctuations.

REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

PAGE 100
During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

'The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

'Disposal of the Portfolio's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

'The SEC, under the provisions of the 1940 Act, as amended, declares a period of emergency to exist.

Should the Fund stop selling shares, the board members may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

Redemptions by the Fund

The Fund reserves the right to redeem, involuntarily, the shares of any shareholder whose account has a value of less than a minimum amount but only where the value of such account has been reduced by voluntary redemption of shares. Until further notice, it is the policy of the Fund not to exercise this right with respect to any shareholder whose account has a value of $1,000 or more ($500 in the case of Custodial accounts, IRA's and other retirement plans). In any event, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and allow the shareholder 30 days to make an additional investment in an amount which will increase the value of the shareholder's accounts to at least $1,000.

Redemptions in Kind

The Company has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of such redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAGE 101
PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments at no extra cost. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

To start any of these plans, please submit an authorization form supplied by American Express Financial Direct. For a copy, write or call American Express Financial Direct, 1-800-AXP-SERV (TTY: 1-800-710-5260), P.O. Box 59196, Minneapolis, MN 55459-0196. Your
authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1:  Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at net asset value at regular intervals during the time period you choose. This plan is designed to end in complete re-demption of all shares in your account with the Fund by the end of the fixed period.

Plan #2:  Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed at net asset value for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account with the Fund.

Plan #3:  Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until your account with the Fund is closed.

PAGE 102
Plan #4:  Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account with the Fund is $10,000 on the payment date.

TAXES

Dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Funds have received from domestic (U.S.) securities.

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or if 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by individual and corporate shareholders, should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income, not capital gain.

You may be able to defer taxes on current income from the Fund by investing through an IRA, 401(k) plan account or other qualified retirement account. If you move all or part of a non-qualified investment in the Fund to a qualified account, this type of exchange is considered a sale of shares. You pay no sales charge, but the exchange may result in a gain or loss for tax purposes, or excess contributions under IRA or qualified plan regulations.

PAGE 103
Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

Under the Revenue Reconciliation Act of 1989, if a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of
(1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the fund to take into income dividend income which it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with the Advisor. For its services, the Advisor is paid a fee from the assets of the Portfolio, based upon the following schedule:

World Technologies Portfolio

  Assets         Annual rate at
(billions)      each asset level
First $0.25          0.720%
Next   0.25          0.695
Next   0.25          0.670
Next   0.25          0.645
Next   1.00          0.620
Over   2.00          0.595

The fee is calculated for each calendar day on the basis of net assets at the close of business two days prior to the day for which the calculation is made. The management fee is paid monthly.

Under the Agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for units; Portfolio office expenses; consultants' fees; PAGE 104 compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending portfolio securities; and expenses properly payable by the Portfolio, approved by the board.

Administrative Services Agreement

The Company, on behalf of the Fund, has an Administrative Services Agreement with the Advisor. Under this agreement, the Fund pays the Advisor for providing administration and accounting services. The fee is payable from the assets of the Fund and is calculated as follows:

World Technologies Fund

Fund assets    Annual rate at
(billions)    each asset level
First $0.25        0.060%
Next   0.25        0.055
Next   0.25        0.050
Next   0.25        0.045
Next   1.00        0.040
Over   2.00        0.035

Under the agreement, the Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultant's fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; and expenses properly payable by the Fund approved by the board.

Transfer Agency Agreement

The Company, on behalf of the Fund, has a Transfer Agency Agreement with the Advisor. This agreement governs the responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. The fee is determined by multiplying the number of shareholder accounts at the end of the day by a rate of $20 per year and dividing by the number of days in the year.

Plan and Agreement of Distribution/Distribution Agreement

To help the Distributor defray the costs of distribution and servicing, the Company and the Distributor have entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing Fund shares. Under the Plan, the Distributor is paid a fee at an annual rate of 0.25% of the Fund's average daily net assets.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and PAGE 105 any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Company and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by the Distributor. The Plan (or any agreement related to it) shall terminate in the event of its assignment, as that term is defined in the 1940 Act, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Company and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of such disinterested board members is the responsibility of such disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

Total fees and expenses

Total combined fees and nonadvisory expenses of both the Fund and the Portfolio cannot exceed the most restrictive applicable state limitation. Currently, the most restrictive applicable state expense limitation, subject to exclusion of certain expenses, is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million and 1.5% of average daily net assets over $100 million, on an annual basis. At the end of each month, if the fees and expenses of the Fund exceed this limitation for the Fund's fiscal year in progress, the Advisor will assume all expenses in excess of the limitation. The Advisor then may bill the Fund for such expenses in subsequent months up to the end of that fiscal year, but not after that date. No interest charges are assessed by the Advisor for expenses it assumes.

BOARD MEMBERS AND OFFICERS OF THE STRATEGIST FUND GROUP

The following is a list of the Company's board members and officers, who are board members and officers of all 14 funds in the Strategist Fund Group. All shares of the Fund have cumulative voting rights with respect to the election of board members.

Directors and officers

Rodney P. Burwell
Born in 1939
Xerxes Corporation
7901 Xerxes Ave. S.
Minneapolis, MN

Chairman, Xerxes Corporation (fiberglass storage tanks). Director, Children's Broadcasting Network, Vaughn Communications, Sunbelt
Nursery Group, Fairview Corporation.

PAGE 106
William J. Heron Jr.*
Born in 1941
American Express Company
World Financial Center
New York, NY

Vice president of all the funds in the Strategist Fund Group.
President of American Express Financial Direct since 1995. Chief executive officer, Swig Investment Company from 1993 to 1995.
Group executive, Citicorp/Citibank from 1985 to 1993.

Jean B. Keffeler
Born in 1945
The Keffeler Company
3033 Excelsior Blvd.
Minneapolis, MN

President, The Keffeler Company (management advisory services).
Director, National Computer Systems, American Paging Systems, Inc.

Thomas R. McBurney
Born in 1938
McBurney Management Advisors
1800 International Centre
900 2nd Ave. S.
Minneapolis, MN

President, McBurney Management Advisors.  Director, The Valspar
Corporation (paints), Wenger Corporation, Security American
Financial Enterprises, Allina, Space Center Enterprises,
Greenspring Corporation.

James A. Mitchell*
Born in 1941
2900 IDS Tower
Minneapolis, MN

President of all funds in the Strategist Fund Group. Executive vice president and director of the Advisor. Chairman of the board and chief executive officer of IDS Life Insurance Company.
Director, IDS Life Funds.

*Interested person of Company by reason of being an officer, board member, employee and/or shareholder of the Advisor or American
Express.

In addition to Mr. Mitchell, who is president, and Mr. Heron, who is vice president, the Fund's other officers are:

Eileen J. Newhouse
Born in 1955
IDS Tower 10
Minneapolis, MN

Secretary of all funds in the Strategist Fund Group. Counsel of the Advisor.

PAGE 107
Melinda S. Urion
Born in 1953
IDS Tower 10
Minneapolis, MN

Treasurer of all funds in the Strategist Fund Group. Director, senior vice president and chief financial officer of the Advisor.
Director ad executive vice president and controller of IDS Life
Insurance Company.

The following is a list of the Trust's board members and officers, who are board members and officers of all five Trusts in the Preferred Master Trust Group and, except for Mr. Dudley, all 47 funds in the IDS MUTUAL FUND GROUP. Mr. Dudley is a board member of all IDS funds except the 9 life funds. All units have cumulative voting rights with respect to the election of board members.

Trustees and officers of the Preferred Master Trust Group

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin, the Interpublic Group of Companies, Inc.
(advertising), and FPL Group, Inc. (holding company for Florida
Power and Light).

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Executive vice president and director of the Advisor.

Robert F. Froehlke+
Born in 1922
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

PAGE 108
David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of the Advisor.
Previously, senior vice president, finance and chief financial officer of the Advisor.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Former President and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Melvin R. Laird
Born in 1922
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.

Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Former nine-term congressman, secretary of defense and presidential counsellor. Director, Martin Marietta Corp., Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

President of all Trusts in the Preferred Master Trust Group since
April 1996 and president of all funds in the IDS MUTUAL FUND GROUP since June 1993. Former vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

PAGE 109
Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of
International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of the Advisor.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The
Valspar Corporation (paints).  Director, Bemis Corporation
(packaging), Donaldson Company (air cleaners & mufflers) and
General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person of the Trust by reason of being an officer and employee of the Trust.
**Interested person of the Trust by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is president, the Trust's other officers are:

PAGE 110
Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

Vice president, general counsel and secretary of all Trusts in the Preferred Master Trust Group and of all funds in the IDS MUTUAL
FUND GROUP.

Officers who also are officers and/or employees of the Advisor.

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Vice president-investments of all Trusts in the Preferred Master
Trust Group and of all funds in the IDS MUTUAL FUND GROUP.
Director and senior vice president-investments of the Advisor.

Melinda S. Urion
Born in 1953
IDS Tower 10
Minneapolis, MN

Treasurer of all Trusts in the Preferred Master Trust Group and of all funds in the IDS MUTUAL FUND GROUP. Director, senior vice president and chief financial officer of the Advisor. Director and executive vice president and controller of IDS Life Insurance Company.

CUSTODIAN

The Trust's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The Fund also retains the custodian pursuant to a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Portfolio pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a sub-custodian arrangement with the Morgan Stanley Trust Company (Morgan Stanley), One Pierrepont Plaza, Eighth Floor, Brooklyn, NY 11201-2775. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign institutions as may be permitted by law and by the Portfolio's sub-custodian agreement.

INDEPENDENT AUDITORS

The Fund's and corresponding Portfolio's financial statements to be contained in its Annual Report to shareholders at the end of the fiscal year will be audited by independent auditors, KPMG Peat PAGE 111
Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis,
MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Funds.

PROSPECTUS

The prospectus dated Oct. 31, 1996, is hereby incorporated in this SAI by reference.

PAGE 112
APPENDIX A

DESCRIPTION OF BOND RATINGS

These ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price.

Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C.

Bonds rated:

Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large an in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B generally lack characteristics of the desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

PAGE 113
Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca represent obligations which are speculative in a high degree.
Such issues are often in default or have other marked shortcomings.

C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB,
B, CCC, CC, C and D.

AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

PAGE 114
CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D is in payment default. The D rating category is used when interest payments or principal payments are not made on the due date, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Non-rated securities will be considered for investment when they posses a risk comparable to that of rated securities consistent with the Portfolio's objectives and policies. When assessing the risk involved in each non-rated security, the Portfolio will consider the financial condition of the issuer or the protection afforded by the terms of the security.

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APPENDIX B

FOREIGN CURRENCY TRANSACTIONS

Since investments in foreign countries usually involve currencies of foreign countries, and since the Portfolio may hold cash and cash- equivalent investments in foreign currencies, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Portfolio may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. The Portfolio conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

The Portfolio may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

The Portfolio also may enter into forward contracts when management of the Portfolio believes the currency of a particular foreign country may suffer a substantial decline against another currency. It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities denominated in such foreign currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. The Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. Under normal circumstances, PAGE 116 consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Advisor believes it is important, however, to have the flexibility to enter into such forward contracts when it determines it is in the best interest of the Portfolio to do so.

The Portfolio will designate cash or securities in an amount equal to the value of the Portfolio's total assets committed to consummating forward contracts entered into under the second circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Portfolio's commitments on such contracts.

At maturity of a forward contract, the Portfolio may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If the Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Portfolio enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for the Portfolio to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

The Portfolio's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of the securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

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Although the Portfolio values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and unitholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Options on Foreign Currencies. The Portfolio may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities, the Portfolio may buy put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the Portfolio which otherwise would have resulted.

Conversely, where a change in the dollar value of a currency in which securities to be acquired are denominated is projected, which would increase the cost of such securities, the Portfolio may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.

As in the case of other types of options, however, the benefit to the Portfolio derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, when the Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium.
PAGE 118
As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if the Portfolio holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in the Portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would
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result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. The Portfolio may enter into currency futures contracts to buy or sell currencies.
It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Portfolio may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations. All futures contracts are aggregated for purposes of the percentage limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of the Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Portfolio against price decline if the issuer's creditworthiness deteriorates. Because the value of the Portfolio's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Portfolio's investments denominated in that currency over time.

The Portfolio will hold securities or other options or futures positions whose values are expected to offset its obligations. The Portfolio will not enter into an option or futures position that exposes the Portfolio to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

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APPENDIX C

OPTIONS AND FUTURES CONTRACTS

The Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Portfolio may enter into stock index futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures and on stock indexes. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Portfolio could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options may benefit the Portfolio and its shareholders by improving the Portfolio's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus
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the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the Portfolio pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by the Portfolio for investment purposes. Options permit the Portfolio to experience the change in the value of a security with a relatively small initial cash investment.

The risk the Portfolio assumes when it buys an option is the loss of the premium. To be beneficial to the Portfolio, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not assure a profit since prices in the option market may not reflect such a change.

Writing covered options. The Portfolio will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the Portfolio's goal.

'All options written by the Portfolio will be covered. For covered call options if a decision is made to sell the security, or for put options if a decision is made to buy the security, the Portfolio will attempt to terminate the option contract through a closing purchase transaction.

A call option written by the Portfolio will be covered (i) if the Portfolio owns the security in connection with which the option was written, or has an absolute and immediate right to acquire such security upon conversion of exchange or other securities held in its portfolio, or (ii) in such other manner that is in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. A put option written by the Portfolio will be covered through (i) segregation in a segregated account held by the Portfolio's custodian of cash, short-term U.S. government securities or money market instruments in an amount equal to the exercise price of the option, or (ii) in any other manner that is in accordance with the requirements of the exchange on which the option is traded and applicable laws and regulations.

Upon exercise of the option, the holder is required to pay the purchase price of the underlying security in the case of a call option, or to deliver the security in return for the purchase price in the case of a put option. Conversely the writer is required to
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deliver the security in the case of a call option or to purchase the security in the case of a put option. Options that have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established subject to the availability of a liquid secondary market.

The Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Portfolio is less than the premium received from writing the option. Conversely, the Portfolio will suffer a loss if the premium paid is more than the premium received. The Portfolio also will profit if the premium received in connection with the closing of an option purchased by the Portfolio is more than the premium paid for the original purchase. Conversely, the Portfolio will suffer a loss if the premium received is less than the premium paid in establishing the option position.

The Portfolio may deal in options on securities that are traded in U.S. and foreign securities exchanges and over-the-counter markets and on domestic and foreign securities indexes.

The Portfolio will write options only as permitted under federal or state laws or regulations, such as those that limit the amount of total assets subject to the options. While no limit has been set by the Portfolio, it will conform to the requirements of those states. For example, California limits the writing of options to 50% of the assets of a fund.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since the Portfolio is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Portfolio. The premium received upon writing the option is added to the proceeds received from the sale of the security. The Portfolio will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding call options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are commodity contracts listed on commodity exchanges. Futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges, through their clearing corporations, guarantee performance of the contracts. There are contracts based on U.S. Treasury bonds, Standard & Poor's 500 Index (S&P 500 Index), and other broad stock market indexes as well as narrower sub-indexes. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those stocks. In the case of S&P 500 Index PAGE 123 futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500).

Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if the Portfolio enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the Portfolio will gain $500 x (154-150) or $2,000.
If the Portfolio enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the Portfolio will lose $500 x (152-150) or $1,000.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by the Portfolio taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up within a segregated account at the Portfolio's custodian bank. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the Portfolio would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract is to allow the Portfolio to gain rapid exposure to or protect itself from changes in the market without actually buying or selling securities. For example, a Portfolio may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Portfolio can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The buying program can then proceed and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

Risks of Transactions in Futures Contracts

The Portfolio may elect to close some or all of its contracts prior to expiration. Although the Portfolio intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Portfolio would have to make daily cash payments of variation margin. Such price movements, however, will be offset all or in part by the price movements of the PAGE 124 securities owned by the Portfolio. Of course, there is no guarantee the price of the securities will correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Another risk in employing futures contracts to protect against the price volatility of securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Portfolio's securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

In addition, the Portfolio's investment manager could be incorrect in its expectations as to the direction or extent of various interest rate or market movements or the time span within which the movements take place. For example, if the Portfolio sold futures contracts in anticipation of a market decline, and the market rallied instead, the Portfolio would lose part or all of the benefit of the increased value of the stock it has hedged because it will have offsetting losses in its futures positions.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the Portfolio.

The risk the Portfolio assumes when it buys an option is the loss of the premium paid for the option. The risk involved in writing options on futures contracts the Portfolio owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The Portfolio could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the Portfolio's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the Portfolio might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.
PAGE 125
OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A Portfolio exercising a put, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

TAX TREATMENT. As permitted under federal income tax laws, the Portfolio intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Portfolio being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract. If the option is a non-equity option, the Portfolio will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit the Portfolio's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, the Portfolio may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The Portfolio also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Portfolio's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

PAGE 126
APPENDIX D

MORTGAGE-BACKED SECURITIES

A mortgage pass through certificate is one that represents an interest in a pool, or group, of mortgage loans assembled by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association
(FNMA) or non-governmental entities. In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to the Portfolio, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on certificates. Some U.S. government securities may be purchased on a when-issued basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the Portfolio.

Stripped Mortgage-Backed Securities. The Portfolio may invest in stripped mortgage-backed securities. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. On an IO, if prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Mortgage-Backed Security Spread Options. The Portfolio may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. The Portfolio would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to underperform like-duration Treasury securities.

PAGE 127
APPENDIX E

Dollar-Cost Averaging

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging

 Regular      Market Price     Shares
Investment     of a Share     Acquired
  $100           $ 6.00         16.7
   100             4.00         25.0
   100             4.00         25.0
   100             6.00         16.7
   100             5.00         20.0
  $500           $25.00        103.4

Average market price of a share over 5 periods: $5.00 ($25.00 divided by 5).

Average price you paid for each share: $4.84 ($500 divided by 103.4).

PAGE 128
PART C.  OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

(a)    FINANCIAL STATEMENTS:

       Not applicable.

(b)    EXHIBITS:

1.(a) Articles of Incorporation, dated Sept. 1, 1995, filed electronically on or about Nov. 1, 1995 as Exhibit 1 to Registrant's initial Registration Statement, are incorporated herein by reference.

  (b) Articles of Amendment of Express Direct World Fund, Inc., filed electronically on or about April 17, 1996 as
       Exhibit 1(b) to Registrant's Pre-Effective Amendment No.
       2 are incorporated herein by reference.

2.     Form of By-laws filed electronically on Nov. 1, 1995 as
       Exhibit 2 to Registrant's Initial Registration Statement are incorporated herein by reference.

3.     Not Applicable.

4.     Not Applicable.

5.     Not Applicable.

6(a)  Form of Distribution Agreement between Strategist World
       Fund, Inc. on behalf of Strategist World Growth Fund and Strateigst World Income Fund and American Express Service Corporation, filed electronically as Exhibit 6 to Registrant's Pre-Effective Amendment No. 2, is incorporated herein by reference.

6(b) Form of Distribution Agreement between Strategist World Fund, Inc. on behalf of Strategist Emerging Markets Fund and Strategist World Technologies Fund and American Express Service Corporation is filed electronically as Exhibit 6 to Registrant's Post-Effective Amendment No.1 is incorporated herein by reference.

7.     Not Applicable.

8(a)   Form of Custodian Agreement between Strategist World Fund,
       Inc. on behalf of Strategist World Growth Fund and
       Strategist World Income Fund and American Express Trust
       Company is filed electronically herewith as Exhibit 8(a).

PAGE 129
8(b) Form of Custodian Agreement between Strategist World Fund, Inc., on behalf of Strategist Emerging Markets Fund and Strategist World Technologies Fund, and American Express Trust Company is filed electronically herewith as
       Exhibit 8(b).

8(c) Form of Addendum to the Custodian Agreement between Strategist World Fund, Inc., on behalf of Strategist World Growth Fund and Strategist World Income Fund, American Express Trust Company and American Express Financial Corporation is filed electronically herewith as Exhibit 8(c).

8(d)  Form of Addendum to the Custodian Agreement between
       Strategist World Fund, Inc. on behalf of Strategist Emerging Markets Fund and Strategist World Technologies Fund,
       American Express Trust Company and American Express
       Financial Corporation, filed electronically as Exhibit 8 to Registrant's Post-Effective Amendment No. 1 is incorporated herein by reference.

9(a) Form of Transfer Agency Agreement between Strategist World Fund, Inc., on behalf of Strategist World Growth Fund and Strategist World Income Fund and American Express Financial Corporation, filed electronically as Exhibit 9(a) to Registrant's Pre-Effective Amendment No. 2, is incorporated herein by reference.

9(b)   Form of Transfer Agency Agreement between Strategist
       World Fund, Inc., on behalf of Strategist Emerging
       Markets Fund and Strategist World Technologies Fund, and
       American Express Financial Corporation is filed electronically herewith as Exhibit 9(b).

9(c) Form of Administrative Services Agreement between Strategist World Fund, Inc., on behalf of Strategist World Growth Fund and Strategist World Income Fund, and American Express Financial Corporation, filed electronically as Exhibit 9(b) of Registrant's Pre-Effective Amendment No. 2, is incorporated herein by reference.

9(d)   Form of Administrative Services Agreement between
       Strategist World Fund, Inc., on behalf of Strategist
       Emerging Markets Fund and Strategist World Technologies
       Fund, and American Express Financial Corporation is filed electronically herewith as Exhibit 9(d).

9(e) Form of Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and Strategist World Fund, Inc., on behalf of Strategist World Income Fund, is filed electronically herewith as Exhibit 9(e).

9(f) Form of Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Global Growth Fund and Strategist World Fund, Inc., on behalf of Strategist World
       Growth Fund, is filed electronically as Exhibit 9(f).

PAGE 130
9(g) Form of Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, and Strategist World Fund, Inc., on behalf of Strategist Emerging Markets Fund, is filed electronically herewith as
       Exhibit 9(g).

9(h) Form of Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Innovations, and Strategist World Fund, Inc., on behalf of Strategist World Technologies Fund, is filed electronically herewith as
       Exhibit 9(h).

10. An opinion and consent of counsel is to be filed by amendment.

11.    Not applicable.

12.    Not Applicable.

13. Form of Notification of Election pursuant to Rule 18f-1 under the Investment Company Act of 1940 dated April 29,
       1996 by the Registrant is incorporated herein by reference.

14.    Not Applicable.

15(a)  Form of Plan and Agreement of Distribution between
       Strategist World Fund, Inc., on behalf of Strategist World
       Growth Fund and Strategist World Income Fund, and American
       Express Service Corporation, filed electronically as Exhibit 15 to Registrant's Pre-Effective Amendment No. 2, is incorporated herein by reference.

15(b) Form of Plan and Agreement of Distribution between Strategist World Fund, Inc., on behalf of Strategist Emerging Markets Fund and Strategist World Technologies Fund, and American Express Service Corporation is filed electronically herewith as Exhibit 15(b).

16. Schedule of computation of each performance quotation to be filed by amendment.

17.    Not applicable.

18.    Not Applicable.

19(a) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated April 24, 1996 is filed electronically as Exhibit 19(a) to Registrant's Post-Effective Amendment No. 1 is incorporated herein by reference.

19(b) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated April 24, 1996, is filed electronically as Exhibit 19(b) to Registrant's Post-Effective Amendment No. 1 is incorporated herein by reference.

PAGE 131
19(c) Trustee's Power of Attorney to sign Amendments to this Registration Statement, dated April 11, 1996, filed as
       Exhibit 19(a) to Registrant's Pre-Effective Amendment No.
       2, is incorporated herein by reference.

19(d) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated April 11, 1996, filed as
       Exhibit 19(b) to Registrant's Pre-Effective Amendment No.
       2, is incorporated herein by reference.

Item   25.    Persons Controlled by or Under Common Control with
              Registrant

              None.

Item 26.      Number of Holders of Securities

                (1)                           (2)
                                        Number of Record
                                         Holders as of
          Title of Class                October 4, 1996

           Common Stock
          $.01 par value

     Strategist Emerging Markets Fund         0
     Strategist World Growth Fund             4
     Strategist World Income Fund             2
      Strategist World Technologies Fund       0

Item 27.      Indemnification

The Articles of Incorporation of the Registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever bought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

PAGE 132
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment
Company Act of 1940.

PAGE 1
American Express Financial Corporation is the investment advisor of the Portfolios of the Trust.

Item 29(c).  Not applicable.

Item 30.     Location of Accounts and Records

             American Express Financial Corporation
             IDS Tower 10
             Minneapolis, MN  55440

Item 31.     Management Services

             Not Applicable.

Item 32.  Undertakings

     (a)  Not Applicable.

     (b) Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the post-effective amendment to Registrant's 1933 Act Registration Statement or within 60 days of the four to six month period in compliance with the generic comment letter of the Division of Investment Management dated Feb. 25, 1995, section V - Financial Statements, or commencement of operations by the Fund, whichever is later.

     (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



Item 32.  Undertakings

    (a)       Not applicable.

    (b) Registrant, on behalf of Strategist Emerging Markets Fund and Strategist World Technologies Fund (the "Funds"), hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the post-effective amendment to registrant's 1933 Act Registration Statement or within 60 days of the four to six month period in compliance with the generic comment letter of the Division of Investment Management dated Feb. 25, 1995, section I-Financial Statements.

    (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PAGE 133
                                         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Strategist World Fund, Inc., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 15th day of October, 1996.


                            STRATEGIST WORLD FUND, INC.


                     By /s/ James A. Mitchell*
                            James A. Mitchell
                            President

                     By /s/ Melinda S. Urion*
                            Melinda S. Urion
                            Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of October.


Signature                          Title

By/s/ Rodney P. Burwell**          Director
      Rodney P. Burwell

By/s/ William J. Heron Jr.**       Director
      William J. Heron

By/s/ Jean B. Keffeler**           Director
      Jean B. Keffeler

By/s/ Thomas R. McBurney**         Director
      Thomas R. McBurney

By/s/ James A. Mitchell**          Director
      James A. Mitchell

* Signed pursuant to Officer's Power of Attorney dated April 24,
1996, filed electronically as Exhibit 19(b) to Registrant's Post-
Effective Amendment No. 1, by



Eileen J. Newhouse

** Signed pursuant to Directors Power of Attorney dated April 24,
1996, filed electronically as Exhibit 19(a) to Registrant's Post-
Effective Amendment No. 1, by:



Eileen J. Newhouse
PAGE 134

                                         Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, WORLD TRUST consents to the filing of this Amendment to the Registration Statement signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 15th day of October, 1996.

                                   WORLD TRUST

                     By /s/ William R. Pearce**
                             William R. Pearce
                             President


                     By /s/ Melinda S. Urion
                            Melinda S. Urion
                            Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of October, 1996.

Signature                                    Capacity

/s/  William R. Pearce*                      Trustee
     William R. Pearce


/s/  Lynne V. Cheney*                        Trustee
     Lynne V. Cheney


/s/  William H. Dudley*                      Trustee
     William H. Dudley


/s/  Robert F. Froehlke*                     Trustee
     Robert F. Froehlke


/s/  David R. Hubers*                        Trustee
     David R. Hubers


/s/  Heinz F. Hutter*                        Trustee
     Heinz F. Hutter


/s/  Anne P. Jones*                          Trustee
     Anne P. Jones


/s/  Melvin R. Laird*                        Trustee
     Melvin R. Laird
PAGE 135
Signatures                                   Capacity

                                             Trustee
     Edson W. Spencer


/s/  John R. Thomas*                         Trustee
     John R. Thomas


                                             Trustee
     Wheelock Whitney


/s/  C. Angus Wurtele*                       Trustee
     C. Angus Wurtele


* Signed pursuant to Trustees Power of Attorney dated April 11,
1996, filed as Exhibit 19(a) to Registrant's Pre-Effective
Amendment No. 2, by:



___________________________________
Leslie L. Ogg

** Signed pursuant to Officers' Power of Attorney dated April 11,
1996, filed as Exhibit 19(b) to Registrant's Pre-Effective
Amendment No. 2, by:



___________________________________
Leslie L. Ogg

PAGE 136
                                      CONTENTS OF THIS
                               POST-EFFECTIVE AMENDMENT NO. 2
                           TO REGISTRATION STATEMENT NO. 33-63951


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

       The prospectus.

Part B.

       Statement of Additional Information.

Part C.

       Other information.

       Exhibits.

The signatures.